UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period: 1/31/16

Item 1. Schedule of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited)

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 97.5%
Biotechnology 82.1%
[a] Acadia Pharmaceuticals Inc.	United States	617,000	$12,765,730
[a] Acceleron Pharma Inc.	United States	186,700	5,731,690
[a,b] ADMA Biologics Inc.	United States	132,000	796,620
[a] Aduro Biotech Inc.	United States	227,573	3,295,257
[a] Alexion Pharmaceuticals Inc.	United States	213,500	31,156,055
[a] Alnylam Pharmaceuticals Inc.	United States	224,900	15,504,606
Amgen Inc.	United States	540,800	82,596,384
[a] Amicus Therapeutics Inc.	United States	736,100	4,446,044
[a] Anacor Pharmaceuticals Inc.	United States	335,000	25,168,550
[a] Anthera Pharmaceuticals Inc.	United States	1,207,262	3,899,456
[a,c] Aptose Biosciences Inc., 144A	Canada	488,883	1,437,789
[a] Aquinox Pharmaceuticals Inc.	Canada	470,400	4,934,496
[a,b] Arbutus Biopharma Corp.	Canada	255,442	802,088
[a,b,d] ARCA biopharma Inc.	United States	478,077	1,811,912
[a,d,e] ARCA biopharma Inc., wts., 6/16/22	United States	1,338,619	155,236
[a,b] Axovant Sciences Ltd.	United States	450,882	7,182,550
[a] Bellicum Pharmaceuticals Inc.	United States	257,000	2,904,100
[a] BioCryst Pharmaceuticals Inc.	United States	630,452	4,394,250
[a] Biogen Inc.	United States	356,761	97,417,159
[a] BioMarin Pharmaceutical Inc.	United States	410,256	30,367,149
[a] Bluebird Bio Inc.	United States	189,528	7,838,878
[a] Cara Therapeutics Inc.	United States	202,400	1,821,600
[a] Catalyst Pharmaceuticals Inc.	United States	668,216	1,242,882
[a] Celgene Corp.	United States	1,271,000	127,506,720
[a] Celldex Therapeutics Inc.	United States	1,765,829	14,656,381
[a,b] Cellectis SA, ADR	France	97,200	2,173,392
[a,b] ChemoCentryx Inc.	United States	817,508	3,041,130
[a] Concert Pharmaceuticals Inc.	United States	263,800	4,028,226
[a,b] CytomX Therapeutics Inc.	United States	118,700	1,864,777
[a,b] CytRx Corp.	United States	589,000	1,083,760
[a] Dynavax Technologies Corp.	United States	368,070	8,866,806
[a,b,e] Edge Therapeutics Inc.	United States	517,946	5,178,942
[a,b] Edge Therapeutics Inc.	United States	184,900	2,054,239
[a,b] Eleven Biotherapeutics Inc.	United States	173,497	55,588
[a] Epizyme Inc.	United States	450,800	4,097,772
[a,b] Fate Therapeutics Inc.	United States	195,700	421,734
[a] FibroGen Inc.	United States	217,608	4,413,090
[a] Genocea Biosciences Inc.	United States	1,089,800	3,389,278
Gilead Sciences Inc.	United States	1,431,000	118,773,000
[a] GlycoMimetics Inc.	United States	379,800	1,788,858
[a] Halozyme Therapeutics Inc.	United States	426,600	3,754,080
[a,b,d] Heat Biologics Inc.	United States	624,200	1,529,290
[a,b] Heron Therapeutics Inc.	United States	1,477,481	31,012,326
[a,c] Heron Therapeutics Inc., wts., 144A, 7/01/16	United States	278,594	4,844,754
[a] Immune Design Corp.	United States	303,100	3,173,457
[a] ImmunoGen Inc.	United States	371,300	3,152,337
[a] Incyte Corp.	United States	495,500	34,962,480
[a,b] Inotek Pharmaceuticals Corp.	United States	571,500	4,474,845
[a,f] Intarcia Therapeutics Inc., DD	United States	80,195	2,870,981
[a] Ionis Pharmaceuticals Inc.	United States	235,500	9,168,015
[a] Karyopharm Therapeutics Inc.	United States	912,054	5,672,976
[a,b] Kite Pharma Inc.	United States	115,344	5,477,687
[a,b] Kura Oncology Inc.	United States	295,775	1,419,720
[a] La Jolla Pharmaceutical Co.	United States	364,300	6,451,753
[a] Lion Biotechnologies Inc.	United States	830,700	4,975,893
[a] MacroGenics Inc.	United States	223,000	4,488,990
[a,b] Mast Therapeutics Inc.	United States	737,468	294,987
[a] Mast Therapeutics Inc., wts., 6/14/18	United States	3,624,600	146,071
[a] Medivation Inc.	United States	736,008	24,067,462
[a,b] Mirati Therapeutics Inc.	United States	236,350	5,088,615
[a,b] Mirna Therapeutics Inc.	United States	566,838	2,556,439

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
[a,b] Natera Inc.	United States	474,962	4,060,925
[a] Neurocrine Biosciences Inc.	United States	435,600	18,534,780
[a] NewLink Genetics Corp.	United States	205,300	5,001,108
[a] Nivalis Therapeutics Inc.	United States	182,500	855,925
[a,e] Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	353,010
[a,b] Novavax Inc.	United States	1,800,000	9,270,000
[a,b] OncoMed Pharmaceuticals Inc.	United States	110,900	1,025,825
[a] Oncothyreon Inc.	United States	2,746,700	3,653,111
[a] Ophthotech Corp.	United States	106,132	5,751,293
[a,b] Orexigen Therapeutics Inc.	United States	1,669,123	3,054,495
[a,b] OvaScience Inc.	United States	250,154	1,413,370
[a] Pfenex Inc.	United States	532,384	4,722,246
[a] Portola Pharmaceuticals Inc.	United States	354,200	11,699,226
[a,b] Pronai Therapeutics Inc.	Canada	100,000	828,000
[a,b] ProQR Therapeutics NV	Netherlands	123,300	649,791
[a,b] PTC Therapeutics Inc.	United States	160,000	3,811,200
[a] Radius Health Inc.	United States	143,600	4,599,508
[a] Regeneron Pharmaceuticals Inc.	United States	113,209	47,557,969
[a,b] REGENXBIO Inc.	United States	25,200	350,280
[a] Retrophin Inc.	United States	516,994	7,739,400
[a] Sage Therapeutics Inc.	United States	339,370	11,396,045
[a,b] Sorrento Therapeutics Inc.	United States	132,951	697,993
[a] Stemline Therapeutics Inc.	United States	606,400	3,056,256
[a,b] Synergy Pharmaceuticals Inc.	United States	814,567	3,054,626
[a] Tesaro Inc.	United States	191,500	6,614,410
[a] Threshold Pharmaceuticals Inc., wts., 3/16/16	United States	190,476	—
[a] Threshold Pharmaceuticals Inc., wts., 2/12/20	United States	439,500	—
[a] Tobira Therapeutics Inc.	United States	30,562	219,435
[a,b] Tokai Pharmaceuticals Inc.	United States	183,000	1,147,410
[a,b] Tonix Pharmaceuticals Holding Corp.	United States	147,281	712,840
[a] Trillium Therapeutics Inc.	Canada	158,100	1,271,124
[a] Vertex Pharmaceuticals Inc.	United States	344,300	31,245,225
[a] vTv Therapeutics Inc., A	United States	370,900	2,689,025
[a] Xencor Inc.	United States	339,701	3,675,565
[a,b] Zafgen Inc.	United States	554,026	3,684,273
			1,015,043,021
Health Care Equipment & Supplies 0.3%
[a,b] Derma Sciences Inc.	United States	1,019,400	3,496,542

Life Sciences Tools & Services 2.6%
[a] Illumina Inc.	United States	202,200	31,937,490

Pharmaceuticals 12.5%
[a] Aclaris Therapeutics Inc.	United States	331,113	7,360,642
[a,b] Agile Therapeutics Inc.	United States	526,800	3,213,480
[a,b] Alcobra Ltd.	Israel	1,257,870	6,440,294
[a] Aratana Therapeutics Inc.	United States	848,000	2,857,760
[a,d,f] BiopharmX Corp., 144A	United States	1,600,000	2,530,880
[a] Carbylan Therapeutics Inc.	United States	566,050	1,375,502
[a,b] Cynapsus Therapeutics Inc.	Canada	565,300	7,931,159
[a] Dermira Inc.	United States	219,800	6,154,400
[a,b] Egalet Corp.	United States	863,400	7,269,828
[a,b] Flex Pharma Inc.	United States	138,600	1,153,152
[a] Foamix Pharmaceuticals Ltd.	Israel	413,800	2,681,424
[a] GW Pharmaceuticals PLC, ADR	United Kingdom	43,967	2,205,385
[a] Intra-Cellular Therapies Inc.	United States	170,200	6,311,016
[a] Jazz Pharmaceuticals PLC	United States	111,300	14,328,762
[a] Marinus Pharmaceuticals Inc.	United States	831,820	4,799,601
[a] The Medicines Co.	United States	405,700	14,020,992
[a,b] Nabriva Therapeutics AG, ADR	Austria	140,100	1,186,647
[a,b] NantKwest Inc.	United States	57,500	592,250
[a,b,c] NantKwest Inc. 144A	United States	409,274	4,215,522
[a] Neos Therapeutics Inc.	United States	256,400	3,481,912
[a,b] Relypsa Inc.	United States	301,000	5,670,840
[a] Revance Therapeutics Inc.	United States	296,100	6,138,153

Franklin Strategic Series
Statement of Investments, January 31, 2016 (unaudited) (continued)
[a] Sagent Pharmaceuticals Inc.	United States	620,357	9,373,594
[a] SciClone Pharmaceuticals Inc.	United States	1,727,919	13,806,073
[a] TherapeuticsMD Inc.	United States	2,345,640	16,771,326
[a] Zogenix Inc.	United States	246,315	2,335,066
			154,205,660
Total Common Stocks and Other Equity Interests (Cost $908,229,973)			1,204,682,713
Convertible Preferred Stocks (Cost $13,716,901) 2.3%
Pharmaceuticals 2.3%
[a,f] Acerta Pharma BV, 8.00%, cvt. pfd., B, 144A	Netherlands	1,192,774	28,857,855
Total Investments before Short Term Investments (Cost $921,946,874)			1,233,540,568
Short Term Investments 7.8%
Money Market Funds (Cost $6,446,693) 0.5%
[a,g] Institutional Fiduciary Trust Money Market Portfolio	United States	6,446,693	6,446,693
Investments from Cash Collateral Received for Loaned Securities (Cost
$89,591,392) 7.3%
Money Market Funds 7.3%
[a,g] Institutional Fiduciary Trust Money Market Portfolio	United States	89,591,392	89,591,392
Total Investments (Cost $1,017,984,959) 107.6%			1,329,578,653
Other Assets, less Liabilities (7.6)%			(93,954,428)
Net Assets 100.0%			$1,235,624,225

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2016.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2016, the aggregate value of these securities was $10,498,065, representing 0.85% of net assets.
d See Note 8 regarding holdings of 5% voting securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2016, the aggregate value of these securities was $5,687,188, representing 0.46% of net assets.
f See Note 7 regarding restricted securities.
g See Note 9 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Strategic Series
Statement of Investments, January 31, 2016 (unaudited)

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks 97.2%
Aerospace & Defense 0.8%
Honeywell International Inc.	225,000	$23,220,000
Airlines 0.3%
[a] Spirit Airlines Inc.	225,000	9,405,000
Automobiles 0.5%
[a,b] Tesla Motors Inc.	80,000	15,296,000
Banks 3.2%
[a] Signature Bank	470,000	65,489,800
[a] SVB Financial Group	225,000	22,797,000
		88,286,800
Beverages 3.8%
Constellation Brands Inc., A	380,000	57,942,400
[a] Monster Beverage Corp.	350,000	47,260,500
		105,202,900
Biotechnology 6.1%
[a] Biogen Inc.	127,500	34,815,150
[a] Celgene Corp.	875,000	87,780,000
[a] Celldex Therapeutics Inc.	550,000	4,565,000
Gilead Sciences Inc.	275,000	22,825,000
[a] Regeneron Pharmaceuticals Inc.	46,000	19,324,140
		169,309,290
Building Products 2.0%
Fortune Brands Home & Security Inc.	1,150,000	55,878,500
Capital Markets 0.8%
[a] Affiliated Managers Group Inc.	175,000	23,483,250
Chemicals 1.4%
Ecolab Inc.	350,000	37,754,500
Commercial Services & Supplies 0.7%
[a] Stericycle Inc.	160,000	19,256,000
Communications Equipment 4.3%
Harris Corp.	725,000	63,053,250
[a] Palo Alto Networks Inc.	390,000	58,301,100
		121,354,350
Consumer Finance 0.8%
[a] PRA Group Inc.	725,000	21,568,750
Diversified Financial Services 1.2%
Intercontinental Exchange Inc.	125,000	32,975,000
Energy Equipment & Services 0.2%
[a] RigNet Inc.	325,000	4,741,750
Food & Staples Retailing 0.8%
CVS Health Corp.	225,000	21,732,750
Health Care Equipment & Supplies 2.6%
[a] DexCom Inc.	210,000	14,968,800
[a] Edwards Lifesciences Corp.	330,000	25,809,300
Medtronic PLC	335,000	25,433,200

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
[a] Nevro Corp.	125,000	7,723,750
		73,935,050
Health Care Providers & Services 3.1%
[a] Envision Healthcare Holdings Inc.	1,350,000	29,835,000
McKesson Corp.	350,000	56,343,000
		86,178,000
Health Care Technology 1.0%
[a] Cerner Corp.	475,000	27,554,750
Hotels, Restaurants & Leisure 1.8%
Starbucks Corp.	825,000	50,135,250
Household Durables 1.9%
[a] TRI Pointe Group Inc.	5,000,000	52,700,000
Industrial Conglomerates 0.9%
Roper Technologies Inc.	150,000	26,350,500
Internet & Catalog Retail 4.8%
[a] Amazon.com Inc.	150,000	88,050,000
[a] The Priceline Group Inc.	42,500	45,261,225
		133,311,225
Internet Software & Services 11.2%
[a] Alphabet Inc., C	152,500	113,299,875
[a] CoStar Group Inc.	150,000	26,305,500
[a] Facebook Inc., A	1,250,000	140,262,500
[a] LinkedIn Corp., A	170,000	33,644,700
		313,512,575
IT Services 8.6%
[a] Cognizant Technology Solutions Corp., A	300,000	18,993,000
[a] EPAM Systems Inc.	200,000	14,980,000
[a] FleetCor Technologies Inc.	410,000	50,364,400
MasterCard Inc., A	1,050,000	93,481,500
Visa Inc., A	825,000	61,454,250
		239,273,150
Life Sciences Tools & Services 0.6%
[a] Illumina Inc.	100,000	15,795,000
Media 3.4%
[a,b] Charter Communications Inc., A	160,000	27,417,600
[a] Global Eagle Entertainment Inc.	506,219	5,112,812
[a] IMAX Corp.	425,000	13,200,500
The Walt Disney Co.	525,000	50,305,500
		96,036,412
Oil, Gas & Consumable Fuels 1.0%
Cabot Oil & Gas Corp., A	1,350,000	28,012,500
Pharmaceuticals 3.2%
[a] Allergan PLC	140,000	39,820,200
Bristol-Myers Squibb Co.	600,000	37,296,000
[a,b] NantKwest Inc.	306,250	3,154,375
[a] Revance Therapeutics Inc.	425,490	8,820,408
		89,090,983
Professional Services 1.1%
[a] IHS Inc., A	290,000	30,339,800
Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp.	360,000	33,962,400
Equinix Inc.	110,000	34,162,700
		68,125,100
Semiconductors & Semiconductor Equipment 4.6%
[a] Cavium Inc.	600,000	34,662,000

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
[a,c] M/A-COM Technology Solutions Holdings Inc.	500,000	19,250,000
[a] Nanometrics Inc.	500,000	7,065,000
[a] NXP Semiconductors NV (Netherlands)	915,000	68,423,700
		129,400,700
Software 8.4%
[a] Electronic Arts Inc.	275,000	17,749,875
[a] Ellie Mae Inc.	175,000	12,220,250
[a,b] Mobileye NV	440,000	11,937,200
[a] Paylocity Holding Corp.	771,600	24,012,192
[a] Salesforce.com Inc.	750,000	51,045,000
[a] ServiceNow Inc.	1,000,000	62,210,000
[a] Tyler Technologies Inc.	275,000	43,191,500
[a] Zendesk Inc.	600,000	13,206,000
		235,572,017
Specialty Retail 1.9%
Advance Auto Parts Inc.	200,000	30,410,000
Tractor Supply Co.	250,000	22,077,500
		52,487,500
Technology Hardware, Storage & Peripherals 2.7%
Apple Inc.	775,000	75,438,500
Textiles, Apparel & Luxury Goods 3.2%
NIKE Inc., B	1,100,000	68,211,000
[a] Under Armour Inc., A	250,000	21,357,500
		89,568,500
Trading Companies & Distributors 1.9%
[a] HD Supply Holdings Inc.	2,000,000	52,540,000

Total Common Stocks (Cost $2,003,516,925)		2,714,822,352

Short Term Investments 3.4%
Money Market Funds (Cost $40,960,667) 1.4%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	40,960,667	40,960,667
Investments from Cash Collateral Received for Loaned Securities 2.0%
Money Market Funds (Cost $55,210,525) 2.0%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	55,210,525	55,210,525
Total Investments (Cost $2,099,688,117) 100.6%		2,810,993,544
Other Assets, less Liabilities (0.6)%		(17,964,369)
Net Assets 100.0%		$2,793,029,175

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2016.
c A portion or all of the security purchased on a delayed delivery basis.
d See Note 9 regarding investments in affiliated management investment companies.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited)

Franklin Flexible Alpha Bond Fund	Country	Shares	Value
Management Investment Companies (Cost $279,560) 2.5%
Diversified Financials 2.5%
PowerShares Senior Loan Portfolio ETF	United States	11,800	$261,724

		Principal Amount*
Corporate Bonds 38.3%
Banks 9.5%
Bank of America Corp., senior note, L, 2.25%, 4/21/20	United States	100,000	97,592
[a] The Export-Import Bank of China, senior note, 144A, 2.50%, 7/31/19	China	200,000	203,026
HSBC USA Inc., senior note, 2.00%, 8/07/18	United States	100,000	99,926
Intesa Sanpaolo SpA, senior note, 3.875%, 1/15/19	Italy	200,000	205,780
JPMorgan Chase & Co., senior note, 2.25%, 1/23/20	United States	100,000	99,242
PHH Corp., senior note, 7.375%, 9/01/19	United States	200,000	193,500
Royal Bank of Canada, secured note, 2.10%, 10/14/20	Canada	100,000	100,239
			999,305
Consumer Durables & Apparel 2.6%
CalAtlantic Group Inc., senior note, 8.375%, 5/15/18	United States	250,000	276,875
Consumer Services 1.0%
Marriott International Inc., senior note, 2.875%, 3/01/21	United States	100,000	100,602
Diversified Financials 4.6%
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	100,000	95,508
[b] Deutsche Bank AG, senior note, FRN, 1.68%, 8/20/20	Germany	100,000	99,734
[b] The Goldman Sachs Group Inc., senior note, FRN, 1.712%, 9/15/20	United States	100,000	99,594
Morgan Stanley, senior note, 2.65%, 1/27/20	United States	100,000	100,233
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	100,000	91,625
			486,694
Energy 6.8%
Canadian Natural Resources Ltd.,
senior bond, 3.90%, 2/01/25	Canada	100,000	77,962
senior note, 5.70%, 5/15/17	Canada	100,000	98,399
CNOOC Finance 2015 Australia Pty. Ltd., senior note, 2.625%, 5/05/20	China	200,000	198,149
Ensco PLC, senior bond, 5.75%, 10/01/44	United States	100,000	57,140
Kinder Morgan Energy Partners LP, senior note, 5.95%, 2/15/18	United States	200,000	203,112
Kinder Morgan Inc., senior bond, 5.55%, 6/01/45	United States	100,000	78,611
			713,373
Food & Staples Retailing 0.9%
Walgreen Co., senior bond, 3.10%, 9/15/22	United States	100,000	97,381
Food, Beverage & Tobacco 0.9%
Altria Group Inc., senior bond, 4.25%, 8/09/42	United States	100,000	92,759
Health Care Equipment & Services 0.9%
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	100,000	95,750
Materials 2.1%
Owens-Illinois Inc., senior note, 7.80%, 5/15/18	United States	200,000	219,000
Media 1.8%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., senior bond, 3.95%, 1/15/25	United States	100,000	98,888
Viacom Inc., senior bond, 3.125%, 6/15/22	United States	100,000	93,476
			192,364
Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	100,000	101,649
[a] Baxalta Inc., senior note, 144A, 3.60%, 6/23/22	United States	100,000	101,568
			203,217
Real Estate 0.9%
American Tower Corp., senior note, 3.30%, 2/15/21	United States	100,000	100,526
Technology Hardware & Equipment 3.4%
[a] Alcatel-Lucent USA Inc., senior note, 144A, 4.625%, 7/01/17	France	250,000	263,405

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)

[a,b] Hewlett Packard Enterprise Co., senior note, 144A, FRN, 2.543%, 10/05/18	United States	100,000			100,346
					363,751
Utilities 1.0%
NRG Energy Inc., senior note, 7.625%, 1/15/18	United States	100,000			101,250
Total Corporate Bonds (Cost $4,108,907)					4,042,847
Foreign Government and Agency Securities 1.8%
Government of Mexico, 7.25%, 12/15/16	Mexico	1,500	[c]	MXN	8,547
[d] Government of New Zealand, senior note, Reg S, 3.00%, 4/15/20	New Zealand	280,000		NZD	183,880
Total Foreign Government and Agency Securities (Cost $196,140)					192,427
U.S. Government and Agency Securities 7.2%
U.S. Treasury Bond, 5.25%, 11/15/28	United States	210,000			283,627
[e] U.S. Treasury Note, Index Linked, 0.125%, 1/15/23	United States	491,523			480,925
Total U.S. Government and Agency Securities (Cost $757,733)					764,552
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 27.8%
Banks 2.9%
[b] Capital One Multi-Asset Execution Trust, 2004-B3, B3, FRN, 1.156%, 1/18/22	United States	150,000			149,616
[b] CD Commercial Mortgage Trust, 2005-C1, C, FRN, 5.302%, 7/15/44	United States	5,512			5,511
[b] Citigroup Commercial Mortgage Trust, 2007-C6, AM, FRN, 5.714%, 6/10/17	United States	100,000			102,229
[a] Morgan Stanley Capital I Trust, 2005-RR6, AJ, 144A, 5.233%, 5/24/43	United States	51,569			51,492
					308,848
Diversified Financials 24.9%
[a,b] Adirondack Park CLO Ltd., 2013-1A, B, 144A, FRN, 2.622%, 4/15/24	United States	100,000			98,816
[b] American Express Credit Account Secured Note Trust, 2012-4, B, FRN, 0.976%,
5/15/20	United States	100,000			99,832
[a] BAMLL Commercial Mortgage Securities Trust, 2012-PARK, A, 144A, 2.959%,
12/10/30	United States	100,000			101,867
Banc of America Commercial Mortgage Trust, 2015-UBS7, A4, 3.705%, 9/15/48	United States	100,000			104,378
[a,b] Bluemountain CLO Ltd., 2013-3A, A, 144A, FRN, 2.018%, 10/29/25	United States	6,437			6,392
[a,b] Carlyle Global Market Strategies Ltd., 2014-2A, B2, 144A, FRN, 2.412%, 5/15/25	United States	100,000			98,251
[a,b] Cent CLO, 13-17A, A1, 144A, FRN, 1.622%, 1/30/25	United States	40,000			39,535
[b] Chase Issuance Trust, 2007-B1, B1, FRN, 0.676%, 4/15/19	United States	100,000			99,566
[a] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	158,012			157,439
[b] Commercial Mortgage Trust, 2005-GG5, AJ, FRN, 5.446%, 4/10/37	United States	10,182			10,176
[b] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	90,000			98,415
[a] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	30,000			30,429
[a,b] Eaton Vance CDO Ltd., 2014-1A, A, 144A, FRN, 2.072%, 7/15/26	United States	24,000			23,777
[a,b] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	United States	100,000			103,618
[b] Fannie Mae Connecticut Avenue Securities,
2013-C01, M1, FRN, 2.427%, 10/25/23	United States	91,028			91,775
2014-C02, 2M1, FRN, 1.377%, 5/25/24	United States	81,725			81,229
FRN, 3.027%, 5/25/24	United States	40,000			34,830
[b] FHLMC Structured Agency Credit Risk Debt Notes,
2014-HQ1, M1, FRN, 2.077%, 8/25/24	United States	102,568			102,958
2015-DNA1, M2, FRN, 2.277%, 10/25/27	United States	250,000			244,739
[a,b] Galaxy XV CLO Ltd., 2013-15A, A, 144A, FRN, 1.872%, 4/15/25	United States	29,000			28,641
[a,b] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.876%, 3/17/32	United States	98,100			97,171
[b] IXIS Real Estate Capital Trust, 2005-HE4, A3, FRN, 1.107%, 2/25/36	United States	47,594			47,159
[a,b] LNR CDO Ltd., 2003-1A, EFL, 144A, FRN, 3.427%, 7/23/36	United States	58,282			58,494
[a,b] Madison Park Funding XVIII Ltd., 2015-18A, C, 144A, FRN, 3.624%, 10/21/26	United States	100,000			97,573
[b] Morgan Stanley Capital I Trust, 2006-HQ8, AM, FRN, 5.445%, 3/12/44	United States	2,430			2,430
[a,b] Octagon Investment Partners XXIII Ltd., 15-1A,
A1, 144A, FRN, 2.042%, 7/15/27	United States	18,490			18,250
A2, 144A, FRN, 2.042%, 7/15/27	United States	17,554			17,326
[a,b] PPM Grayhawk CLO Ltd., 07-1A, B, 144A, FRN, 1.32%, 4/18/21	United States	100,000			96,071
[a,b] Resource Capital Corp. Ltd., 2015-CRE4, A, 144A, FRN, 1.826%, 8/15/32	United States	100,000			99,976
[a,b] SWAY Residential 2014-1 Trust, 2014-1, A, 144A, FRN, 1.726%, 1/17/32	United States	99,130			98,687
[b] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.289%, 4/25/45	United States	47,343			46,890
[a] Tricon American Homes Trust, 2015-SFR1,
A, 144A, 1.676%, 5/17/32	United States	100,000			97,634
C, 144A, 2.326%, 5/17/32	United States	100,000			95,144

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
[a,b] Voya CLO Ltd., 2013-3A, A2, 144A, FRN, 2.42%, 1/18/26	United States	100,000		97,041
				2,626,509
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $2,955,941)				2,935,357
Municipal Bonds 4.9%
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/25	United States	100,000		125,604
Citizens Property Insurance Corp. Revenue, Series A1, 5.00%, 6/01/22	United States	125,000		149,093
Colorado State Board of Governors University Enterprise System Revenue, Green
Bond, Series E-2, 5.00%, 3/01/25	United States	100,000		126,210
Teays Valley Local School District GO, Refunding, 4.00%, 12/01/26	United States	100,000		112,188
Total Municipal Bonds (Cost $488,449)				513,095

		Number of
	Exchange	Contracts
Options Purchased 0.5%
Calls - Exchange-Traded
Options on Interest Rate Futures 0.1%
Euro-Bund Future, February Strike Price 160 EUR, Expires 2/19/16	EUX	3	EUR	11,213

		Notional
	Counterparty	Amount*
Calls - Over-the-Counter
Currency Options 0.1%
USD/AUD, July Strike Price $0.698, Expires 7/06/16	JPHQ	150,000		4,360
USD/CAD, April Strike Price 1.41 CAD, Expires 4/19/16	JPHQ	10,000		170
USD/JPY, April Strike Price 123 JPY, Expires 4/05/16	CITI	100,000		870
				5,400

Puts - Over-the-Counter
Currency Options 0.1%
EUR/USD, April Strike Price $1.09, Expires 4/21/16	JPHQ	250,000	EUR	5,822

Credit Default Swaptions 0.1%
Buy protection on CDX.NA.HY.25, Premium Rate 5.00%, Strike $95,
Expires 4/20/16	CITI	500,000		4,510
Buy protection on CDX.NA.HY.25, Premium Rate 5.00%, Strike $96,
Expires 4/20/16	JPHQ	500,000		5,482
Buy protection on CDX.NA.IG.25, Premium Rate 1.00%, Strike 1.10%,
Expires 3/16/16	JPHQ	1,300,000		3,502
				13,494

Interest Rate Swaptions 0.1%
Receive floating 3 month USD LIBOR, Pay fixed 1.881%, Strike 2.05%, Expires 5/18/16	JPHQ	200,000		1,756
Receive floating 3 month USD LIBOR, Pay fixed 1.977%, Strike 2.06%, Expires 4/18/16	BZWS	600,000		13,059
				14,815
Total Options Purchased (Cost $56,823)				50,744
Total Investments before Short Term Investments (Cost $8,843,553)				8,760,746

	Country	Shares
Short Term Investments (Cost $1,533,636) 14.5%
Money Market Funds 14.5%
[f,g] Institutional Fiduciary Trust Money Market Portfolio	United States	1,533,636		1,533,636

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
Total Investments (Cost $10,377,189) 97.5%				10,294,382
Options Written (0.1)%				(9,570)
Other Assets, less Liabilities 2.6%				273,642
Net Assets 100.0%				$10,558,454

		Notional
	Counterparty	Amount*

Options Written (0.1)%
Calls - Over-the-Counter
Currency Options (0.0)%†
USD/AUD, July Strike Price $0.66, Expires 7/06/16	JPHQ	150,000		$(1,994)
USD/CAD, April Strike Price 1.51 CAD, Expires 4/19/16	JPHQ	10,000		(25)
				(2,019)

Puts - Over-the-Counter
Currency Options (0.0)%†
EUR/USD, April Strike Price $1.035, Expires 4/21/16	JPHQ	250,000	EUR	(1,298)

Credit Default Swaptions (0.1)%
Buy protection on CDX.NA.HY.25, Premium Rate 5.00%, Strike $91,
Expires 4/20/16	CITI	500,000		(2,295)
Buy protection on CDX.NA.HY.25, Premium Rate 5.00%, Strike $92,
Expires 4/20/16	JPHQ	500,000		(2,683)
Buy protection on CDX.NA.IG.25, Premium Rate 1.00%, Strike 1.40%,
Expires 3/16/16	JPHQ	1,300,000		(1,100)
				(6,078)
Interest Rate Swaptions (0.0)%†
Receive floating 3 month USD LIBOR, Pay fixed 2.146%, Strike 2.75%, Expires 5/18/16	JPHQ	200,000		(175)
Total Options Written (Premiums Received $21,064)				$(9,570)

† Rounds to less than 0.1% of net assets.
* The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2016, the aggregate value of these securities was $2,281,969, representing 21.61% of net assets.
b The coupon rate shown represents the rate at period end.
c Principal amount is stated in 100 Mexican Peso Units.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2016, the value of this security was
$183,880, representing 1.74% of net assets.
e Principal amount of security is adjusted for inflation.
f Non-income producing.
g See Note 9 regarding investments in affiliated management investment companies.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)

At January 31, 2016, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
Australian 10 Yr. Bond	Long	1	$91,611	3/15/16	$1,800	$-
Canadian 5 Yr. Bond	Long	4	361,368	3/21/16	5,899	-
CME Ultra Long Term U.S. Treasury Bond	Short	1	166,188	3/21/16	-	(7,971)
U.S. Treasury 2 Yr. Note	Short	13	2,842,125	3/31/16	-	(13,032)
U.S. Treasury 5 Yr. Note	Short	12	1,448,063	3/31/16	-	(24,208)
U.S. Treasury 10 Yr. Note	Short	4	518,312	3/21/16	-	(13,150)
Total Financial Futures Contracts					$7,699	$(58,361)
Net unrealized appreciation (depreciation)						$(50,662)

At January 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Indian Rupee	RBS	Buy	3,150,000	$47,461	2/10/16	$-	$(1,139)
South African Rand	RBS	Buy	220,000	14,340	2/10/16	-	(516)
South African Rand	RBS	Sell	420,000	29,588	2/10/16	3,197	-
Mexican Peso	RBS	Buy	10,000	600	2/16/16	-	(49)
Polish Zloty	RBS	Buy	20,000	5,114	2/17/16	-	(214)
Polish Zloty	RBS	Sell	20,000	5,001	2/17/16	101	-
Australian Dollar	UBSW	Sell	145,000	102,536	2/24/16	13	-
Chilean Peso	UBSW	Sell	23,655,000	33,976	2/26/16	913	-
Euro	UBSW	Buy	45,000	48,842	2/29/16	-	(54)
Euro	UBSW	Sell	315,000	336,326	2/29/16	-	(5,187)
Canadian Dollar	RBS	Sell	11,000	8,289	3/14/16	437	-
Japanese Yen	UBSW	Sell	4,250,000	34,964	3/17/16	-	(185)
South Korean Won	UBSW	Sell	17,000,000	14,488	4/06/16	446	-
New Zealand Dollar	RBS	Buy	21,000	13,543	4/11/16	-	(7)
New Zealand Dollar	RBS	Sell	469,000	309,742	4/11/16	7,430	-
Japanese Yen	JPHQ	Sell	3,000,000	25,578	8/18/16	641	-
Total Forward Exchange Contracts						$13,178	$(7,351)
Net unrealized appreciation (depreciation)						$5,827

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)

At January 31, 2016, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
						Unamortized
	Periodic					Upfront
	Payment	Counterpartya /	Notional		Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[b]		Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d]
Traded Index
ITRX.EUR.SNRFIN.S24	1.00%	ICE	170,000	EUR	12/20/20	$2,156	$25	$(1,446)	$735	Investment
										Grade
Total Centrally Cleared Swap Contracts						2,156	25	(1,446)	735

OTC Swap Contracts
Contracts to Buy Protection
Single Name
Alcatel-Lucent USA Inc.	5.00%	BZWS	250,000		9/20/17	$(17,721)	$-	$(1,687)	$(19,408)
CalAtlantic Group Inc.	5.00%	BZWS	250,000		6/20/18	(23,844)	618	-	(23,226)
Canadian Natural Resources Ltd.	5.00%	GSCO	100,000		6/20/17	(5,041)	928	-	(4,113)
The Hertz Corp.	5.00%	CITI	10,000		12/20/17	(561)	-	(95)	(656)
Kinder Morgan Energy Partners LP	5.00%	CITI	200,000		3/20/18	(16,116)	1,789	-	(14,327)
Lennar Corp.	5.00%	JPHQ	25,000		9/20/20	(3,371)	630	-	(2,741)
NRG Energy Inc.	5.00%	BZWS	100,000		3/20/18	(3,805)	1,608	-	(2,197)
Ow ens-Illinois Inc.	5.00%	CITI	200,000		6/20/18	(19,025)	-	(2,715)	(21,740)
PHH Corp.	5.00%	BZWS	200,000		9/20/19	(3,262)	6,792	-	3,530
Rite Aid Corp.	5.00%	JPHQ	100,000		12/20/20	(17,606)	2,237	-	(15,369)
Springleaf Finance Corp.	5.00%	GSCO	100,000		6/20/20	(5,295)	6,521	-	1,226
Tenet Healthcare Corp.	5.00%	BZWS	100,000		3/20/19	(7,092)	2,959	-	(4,133)
Contracts to Sell Protection[d]
Single Name
Beazer Homes USA Inc.	5.00%	JPHQ	25,000		9/20/20	376	-	(2,805)	(2,429)	CCC
Electricite de France SA	1.00%	JPHQ	25,000	EUR	9/20/20	564	-	(711)	(147)	A+
Engie	1.00%	JPHQ	25,000	EUR	9/20/20	705	-	(620)	85	A
Government of China	1.00%	JPHQ	250,000		9/20/20	-	-	(2,100)	(2,100)	AA-
Government of Italy	1.00%	JPHQ	150,000		9/20/20	(261)	-	(343)	(604)	NR
Government of Mexico	1.00%	JPHQ	10,000		9/20/20	(195)	-	(182)	(377)	BBB+
Government of Spain	1.00%	JPHQ	150,000		9/20/20	920	-	(337)	583	BBB+
The Hertz Corp.	5.00%	CITI	10,000		12/20/19	134	222	-	356	B
Orange SA	1.00%	JPHQ	25,000	EUR	9/20/20	462	-	(37)	425	BBB+
Sprint Communications Inc.	5.00%	JPHQ	12,000		9/20/20	-	-	(3,108)	(3,108)	B

Traded Index
Citibank Bespoke HY Index 5-10%	1.12%	CITI	50,000		9/20/16	-	48	-	48	Non
Tranche										Investment
										Grade
Citibank Bespoke HY Index 5-10%	1.13%	CITI	50,000		9/20/16	-	51	-	51	Non
Tranche										Investment
										Grade
Total OTC Swap Contracts						(120,034)	24,403	(14,740)	(110,371)
Total Credit Default Swap Contracts						$(117,878)	$24,428	$(16,186)	$(109,636)
Net unrealized appreciation (depreciation)							$8,242

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. At January 31, 2016, no collateral had been exchanged with the counterparties.
bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)

name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

At January 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

				Unamortized
				Upfront
			Expiration	Payments	Unrealized	Unrealized
Description	Exchange	Notional Amount	Date	(Receipts)	Appreciation	Depreciation	Market Value
Centrally Cleared Swap Contracts
Receive Floating rate 3-month	LCH	$730,000	3/16/23	$(15,707)	$-	$(17,923)	$(33,630)
BBA USD LIBOR + 0.326%
Pay Fixed rate 2.25%
Receive Floating rate 3-month	LCH	220,000	3/16/23	(8,146)	-	(6,353)	(14,499)
BBA USD LIBOR + 0.326%
Pay Fixed rate 2.50%

Total Interest Rate Swap Contracts				$(23,853)	$-	$(24,276)	$(48,129)

Net unrealized appreciation (depreciation)						$(24,276)

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
EUX	-	Eurex
GSCO	-	The Goldman Sachs Group, Inc.
ICE	-	Intercontinental Exchange, Inc.
JPHQ	-	JP Morgan Chase & Co.
LCH	-	LCH.Clearnet LLC
RBS	-	Royal Bank of Scotland PLC
UBSW	-	UBS AG

Currency

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Selected Portfolio

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)

CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
GO	-	General Obligation
LIBOR	-	London InterBank Offered Rate
MFM	-	Multi-Family Mortgage

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited)

Franklin Focused Core Equity Fund	Country	Shares	Value
Common Stocks 99.0%
Consumer Discretionary 9.5%
[a] Altice NV, A	Netherlands	290,500	$4,166,995
BorgWarner Inc.	United States	89,650	2,632,124
Twenty-First Century Fox Inc., B	United States	240,260	6,511,046
The Walt Disney Co.	United States	39,110	3,747,520
			17,057,685
Consumer Staples 3.3%
CVS Health Corp.	United States	61,880	5,976,989
Energy 7.0%
Anadarko Petroleum Corp.	United States	87,240	3,410,212
Pioneer Natural Resources Co.	United States	35,870	4,446,086
Schlumberger Ltd.	United States	64,970	4,695,382
			12,551,680
Financials 31.9%
BlackRock Inc.	United States	15,847	4,980,078
[a] CBRE Group Inc.	United States	174,720	4,886,918
The Charles Schwab Corp.	United States	228,880	5,843,306
Citigroup Inc.	United States	97,820	4,165,176
Equinix Inc.	United States	27,351	8,494,400
The Hartford Financial Services Group Inc.	United States	203,260	8,166,987
JPMorgan Chase & Co.	United States	85,553	5,090,404
LPL Financial Holdings Inc.	United States	133,070	4,047,989
[a] Synchrony Financial	United States	167,655	4,764,755
Willis Towers Watson PLC	United States	60,200	6,891,094
			57,331,107
Health Care 16.7%
Aetna Inc.	United States	56,430	5,746,831
[a] Allergan PLC	United States	44,104	12,544,501
[a] Horizon Pharma PLC	United States	198,810	3,479,175
Medtronic PLC	United States	55,360	4,202,931
[a] Valeant Pharmaceuticals International Inc.	United States	44,520	4,016,595
			29,990,033
Industrials 5.6%
The ADT Corp.	United States	160,830	4,757,351
[a] Genesee & Wyoming Inc.	United States	106,380	5,274,321
			10,031,672
Information Technology 23.1%
[a] Adobe Systems Inc.	United States	76,820	6,846,967
[a] Alphabet Inc., A	United States	4,560	3,471,756
[a] Alphabet Inc., C	United States	4,770	3,543,871
MasterCard Inc., A	United States	62,260	5,543,008
Microsoft Corp.	United States	182,890	10,075,410
Motorola Solutions Inc.	United States	92,880	6,201,598
QUALCOMM Inc.	United States	129,250	5,860,195
			41,542,805
Materials 1.9%
Agrium Inc.	Canada	39,190	3,404,435
Total Common Stocks (Cost $197,650,505)			177,886,406

Short Term Investments (Cost $1,029,800) 0.6%
Money Market Funds 0.6%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States	1,029,800	1,029,800

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
Total Investments (Cost $198,680,305) 99.6%	178,916,206
Other Assets, less Liabilities 0.4%	701,524
Net Assets 100.0%	$179,617,730

a Non-income producing.
b See Note 9 regarding investments in affiliated management investment companies.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited)

Franklin Global Government Bond Fund	Country	Principal Amount*			Value
Foreign Government and Agency Securities 56.3%
Government of Canada, 2.75%, 6/01/22	Canada	300,000		CAD	$239,234
Government of Chile, 3.875%, 8/05/20	Chile	100,000			107,450
[a] Government of Finland, senior bond, Reg S, 2.00%, 4/15/24	Finland	350,000		EUR	429,833
[a] Government of France, Reg S, 1.00%, 5/25/19	France	160,000		EUR	180,831
[a] Government of Germany, Reg S, 1.50%, 2/15/23	Germany	375,000		EUR	451,313
[a] Government of Indonesia, Reg S, 4.875%, 5/05/21	Indonesia	200,000			210,281
[a] Government of Lithuania, senior note, Reg S, 6.625%, 2/01/22	Lithuania	200,000			241,773
Government of Malaysia,
senior bond, 4.24%, 2/07/18	Malaysia	650,000		MYR	160,258
senior note, 3.654%, 10/31/19	Malaysia	550,000		MYR	134,204
Government of Mexico,
7.75%, 12/14/17	Mexico	30,000	[b]	MXN	177,305
8.00%, 12/07/23	Mexico	30,000	[b]	MXN	188,639
senior bond, 5.95%, 3/19/19	Mexico	100,000			110,793
Government of Peru, senior bond, 6.55%, 3/14/37	Peru	200,000			232,553
Government of Poland,
3.25%, 7/25/19	Poland	1,400,000		PLN	359,262
4.00%, 10/25/23	Poland	1,150,000		PLN	305,028
Government of Singapore, 2.375%, 4/01/17	Singapore	350,000		SGD	249,872
[a] Government of Spain,
senior bond, Reg S, 5.15%, 10/31/44	Spain	200,000		EUR	319,785
senior note, Reg S, 5.15%, 10/31/28	Spain	200,000		EUR	295,365
Italy Treasury Bond,
[a] Reg S, 3.50%, 3/01/30	Italy	400,000		EUR	522,220
senior bond, 4.25%, 9/01/19	Italy	160,000		EUR	198,576
senior bond, 5.50%, 9/01/22	Italy	250,000		EUR	351,699
[a] senior bond, Reg S, 5.00%, 8/01/34	Italy	270,000		EUR	418,933
[a] Queensland Treasury Corp.,
senior bond, Reg S, 5.75%, 7/22/24	Australia	300,000		AUD	255,764
senior note, Reg S, 6.00%, 7/21/22	Australia	300,000		AUD	253,370
[a] United Kingdom Treasury Note, Reg S, 2.00%, 7/22/20	United Kingdom	490,000		GBP	731,772
Total Foreign Government and Agency Securities (Cost $7,665,831)					7,126,113
U.S. Government and Agency Securities 28.0%
U.S. Treasury Bond,
4.375%, 11/15/39	United States	230,000			303,052
[c] Index Linked, 3.375%, 4/15/32	United States	160,463			221,960
U.S. Treasury Note,
1.00%, 8/31/16	United States	600,000			601,593
0.75%, 1/15/17	United States	1,100,000			1,101,267
1.875%, 8/31/17	United States	500,000			508,750
2.625%, 11/15/20	United States	600,000			635,238
[c] Index Linked, 1.25%, 7/15/20	United States	163,252			172,539
Total U.S. Government and Agency Securities (Cost $3,469,559)					3,544,399
Total Investments before Short Term Investments (Cost $11,135,390)					10,670,512
		Shares
Short Term Investments (Cost $1,604,822) 12.7%
Money Market Funds 12.7%
[d,e] Institutional Fiduciary Trust Money Market Portfolio	United States	1,604,822			1,604,822
Total Investments (Cost $12,740,212) 97.0%					12,275,334

Other Assets, less Liabilities 3.0%					380,773
Net Assets 100.0%					$12,656,107

* The principal amount is stated in U.S. dollars unless otherwise indicated.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2016 (unaudited) (continued)
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2016, the aggregate value of these securities was $4,311,240 representing 34.06% of net assets.
b Principal amount is stated in 100 Mexican Peso Units.
c Principal amount of security is adjusted for inflation.
d Non-income producing.
e See Note 9 regarding investments in affiliated management investment companies.

At January 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BZWS	Sell	720,000	$524,189	3/07/16	$15,414	$-
Euro	CITI	Sell	1,120,000	1,188,834	3/07/16	-	(25,714)
Malaysian Ringgit	BZWS	Sell	2,000,000	470,921	3/07/16	-	(10,526)
Polish Zloty	BZWS	Sell	2,900,000	717,401	3/07/16	7,077	-
Singapore Dollar	CITI	Sell	350,000	247,055	3/07/16	1,498	-
Total Forward Exchange Contracts						$23,989	$(36,240)
Net unrealized appreciation (depreciation)						$(12,251)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BZWS		Barclays Bank PLC
CITI		Citigroup, Inc.

Currency

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
SGD	-	Singapore Dollar

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited)

Franklin Growth Opportunities Fund	Country	Shares	Value
Common Stocks 97.0%
Consumer Discretionary 17.6%
[a] Amazon.com Inc.	United States	81,555	$47,872,785
[a] Buffalo Wild Wings Inc.	United States	38,101	5,802,782
[a] Chipotle Mexican Grill Inc.	United States	20,794	9,419,058
Hanesbrands Inc.	United States	406,342	12,421,875
Harman International Industries Inc.	United States	100,612	7,484,527
Lowe's Cos. Inc.	United States	171,869	12,316,132
NIKE Inc., B	United States	307,568	19,072,292
[a] The Priceline Group Inc.	United States	13,493	14,369,640
Starbucks Corp.	United States	503,104	30,573,630
Time Warner Cable Inc.	United States	48,654	8,855,515
[a] Under Armour Inc., A	United States	206,318	17,625,747
The Walt Disney Co.	United States	262,983	25,199,031
			211,013,014
Consumer Staples 5.7%
Constellation Brands Inc., A	United States	157,316	23,987,543
[a] Monster Beverage Corp.	United States	165,134	22,298,044
Reynolds American Inc.	United States	183,542	9,167,923
[a] WhiteWave Foods Co., A	United States	338,637	12,783,547
			68,237,057
Energy 2.6%
Anadarko Petroleum Corp.	United States	435,903	17,039,448
[a] Diamondback Energy Inc.	United States	191,058	14,434,432
			31,473,880
Financials 7.4%
[a] Affiliated Managers Group Inc.	United States	77,057	10,340,279
American Tower Corp.	United States	147,178	13,884,773
BlackRock Inc.	United States	28,312	8,897,329
[a] CBRE Group Inc.	United States	461,163	12,898,729
The Charles Schwab Corp.	United States	733,291	18,720,919
Equinix Inc.	United States	29,417	9,136,038
[a] Signature Bank	United States	107,774	15,017,229
			88,895,296
Health Care 18.3%
[a] Allergan PLC	United States	166,146	47,256,907
[a] Alnylam Pharmaceuticals Inc.	United States	43,715	3,013,712
[a] Anacor Pharmaceuticals Inc.	United States	69,105	5,191,859
[a] Biogen Inc.	United States	65,576	17,906,182
[a] Celgene Corp.	United States	399,132	40,040,922
[a] Celldex Therapeutics Inc.	United States	265,002	2,199,517
[a] Edwards Lifesciences Corp.	United States	158,567	12,401,525
[a] Envision Healthcare Holdings Inc.	United States	436,750	9,652,175
Gilead Sciences Inc.	United States	312,431	25,931,773
[a,b] Heron Therapeutics Inc.	United States	170,148	3,571,406
[a] Illumina Inc.	United States	85,787	13,550,057
[a] Impax Laboratories Inc.	United States	136,306	5,107,386
[a] Incyte Corp.	United States	99,062	6,989,815
[a] Jazz Pharmaceuticals PLC	United States	64,914	8,357,028
[a] Karyopharm Therapeutics Inc.	United States	123,858	770,397
[a,b] NantKwest Inc.	United States	67,600	696,280
Perrigo Co. PLC	United States	85,471	12,357,397
[a] Sagent Pharmaceuticals Inc.	United States	86,294	1,303,902
[a] VWR Corp.	United States	142,004	3,473,418
			219,771,658
Industrials 4.5%
Allegiant Travel Co.	United States	47,945	7,693,734
B/E Aerospace Inc.	United States	120,085	4,857,438
[a] DigitalGlobe Inc.	United States	172,415	2,258,637

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
General Electric Co.	United States	422,750	12,302,025
Hexcel Corp.	United States	122,870	5,084,361
[a] IHS Inc., A	United States	124,475	13,022,574
Roper Technologies Inc.	United States	50,249	8,827,242
			54,046,011
Information Technology 34.7%
[a] Adobe Systems Inc.	United States	194,237	17,312,344
[a] Alphabet Inc., A	United States	46,744	35,588,544
[a] Alphabet Inc., C	United States	31,531	23,425,957
Apple Inc.	United States	335,226	32,630,899
ARM Holdings PLC	United Kingdom	437,098	6,184,829
[a,b] Atlassian Corp. PLC	United Kingdom	27,300	567,021
Avago Technologies Ltd.	Singapore	152,692	20,416,447
[a] BroadSoft Inc.	United States	227,230	7,773,538
[a] Cognizant Technology Solutions Corp., A	United States	147,107	9,313,344
[a] Electronic Arts Inc.	United States	327,537	21,140,876
[a] Facebook Inc., A	United States	414,755	46,539,659
[a] LinkedIn Corp., A	United States	53,631	10,614,111
MasterCard Inc., A	United States	498,758	44,404,425
Microsoft Corp.	United States	516,858	28,473,707
[a,b] Mobileye NV	United States	106,302	2,883,973
[a] NXP Semiconductors NV	Netherlands	273,221	20,431,466
[a] Palo Alto Networks Inc.	United States	92,173	13,778,942
[a] Red Hat Inc.	United States	119,615	8,379,031
[a] Salesforce.com Inc.	United States	180,355	12,274,961
[a] ServiceNow Inc.	United States	154,771	9,628,304
[a] ViaSat Inc.	United States	111,504	6,969,000
Visa Inc., A	United States	510,460	38,024,166
			416,755,544
Materials 2.7%
[a] Axalta Coating Systems Ltd.	United States	515,186	12,266,579
Ecolab Inc.	United States	84,285	9,091,823
Martin Marietta Materials Inc.	United States	82,608	10,373,912
			31,732,314
Telecommunication Services 3.5%
[a] SBA Communications Corp.	United States	323,917	32,158,480
[a] T-Mobile U.S. Inc.	United States	247,910	9,953,586
			42,112,066
Total Common Stocks (Cost $918,362,263)			1,164,036,840
Convertible Preferred Stocks (Cost $4,551,298) 0.8%
Health Care 0.8%
[a,c] Acerta Pharma BV, 8.00%, cvt. pfd., B, 144A	Netherlands	395,765	9,575,099
Preferred Stocks (Cost $4,000,233) 0.4%
Information Technology 0.4%
[a,c] Tanium Inc., pfd., G	United States	268,600	4,000,233
Total Investments before Short Term Investments (Cost $926,913,794)			1,177,612,172

Short Term Investments 2.6%
Money Market Funds (Cost $26,600,163) 2.2%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	United States	26,600,163	26,600,163
Investments from Cash Collateral Received for Loaned Securities (Cost
$4,970,125) 0.4%
Money Market Funds 0.4%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	United States	4,970,125	4,970,125

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
Total Investments (Cost $958,484,082) 100.8%	1,209,182,460
Other Assets, less Liabilities (0.8)%	(9,541,586)
Net Assets 100.0%	$1,199,640,874

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2016.
c See Note 7 regarding restricted securities.
d See Note 9 regarding investments in affiliated management investment companies.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited)

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks 97.0%
Coal & Consumable Fuels 0.0%†
[a,b] Energy Coal Resources, 144A	United States	199,375	$—
[c] Peabody Energy Corp.	United States	34,376	152,973
			152,973
Commodity Chemicals 0.6%
Axiall Corp.	United States	156,300	2,802,459
Construction Materials 0.4%
Martin Marietta Materials Inc.	United States	15,700	1,971,606
Diversified Metals & Mining 10.0%
Antofagasta PLC	Chile	512,700	2,777,634
BHP Billiton PLC, ADR	Australia	744,800	14,635,320
First Quantum Minerals Ltd.	Zambia	217,500	470,430
[c] Freeport-McMoRan Inc., B	United States	739,400	3,401,240
Glencore PLC	Switzerland	2,547,900	3,248,688
HudBay Minerals Inc.	Canada	774,900	1,526,678
[a] Imperial Metals Corp.	Canada	282,500	915,519
[a] Lundin Mining Corp.	Canada	1,644,500	4,073,392
[a] Nautilus Minerals Inc.	Canada	746,000	151,767
Rio Tinto PLC, ADR	United Kingdom	284,000	7,000,600
Sandfire Resources NL	Australia	1,011,267	3,579,379
[a] South32 Ltd.	Australia	1,402,900	968,285
[a] South32 Ltd., ADR	Australia	274,940	934,796
[c] Southern Copper Corp.	Mexico	96,400	2,498,688
Teck Resources Ltd., B	Canada	695,200	2,593,096
			48,775,512
Fertilizers & Agricultural Chemicals 0.7%
The Mosaic Co.	United States	147,500	3,554,750
Gold 4.7%
Agnico Eagle Mines Ltd.	Canada	82,600	2,448,106
Alamos Gold Inc., A	Canada	356,000	1,161,339
[a] B2Gold Corp.	Canada	2,440,700	1,864,194
Barrick Gold Corp.	Canada	374,800	3,714,268
G-Resources Group Ltd.	Hong Kong	61,293,060	1,410,086
Goldcorp Inc.	Canada	427,900	4,852,386
[a] Newcrest Mining Ltd.	Australia	231,900	2,114,407
[a] OceanaGold Corp.	Australia	1,085,110	2,238,538
Randgold Resources Ltd., ADR	Jersey Islands	41,000	2,899,520
			22,702,844
Integrated Oil & Gas 17.6%
BG Group PLC	United Kingdom	234,300	3,520,615
BP PLC, ADR	United Kingdom	122,700	3,971,799
Chevron Corp.	United States	196,200	16,965,414
Exxon Mobil Corp.	United States	161,300	12,557,205
Occidental Petroleum Corp.	United States	350,900	24,152,447
[a,c] Petroleo Brasileiro SA, ADR	Brazil	302,400	1,049,328
Royal Dutch Shell PLC, A, ADR	United Kingdom	304,400	13,372,292
Total SA, B, ADR	France	232,300	10,295,536
			85,884,636
Oil & Gas Drilling 1.5%
Ensco PLC, A	United States	113,419	1,109,238
Noble Corp. PLC	United States	147,500	1,149,025
[a] Pioneer Energy Services Corp.	United States	1,470,322	2,014,341
Rowan Cos. PLC	United States	252,200	3,190,330
			7,462,934
Oil & Gas Equipment & Services 18.7%
Baker Hughes Inc.	United States	207,800	9,041,378
[a] C&J Energy Services Ltd.	United States	569,700	1,401,462
[a] Cameron International Corp.	United States	117,100	7,688,786

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
[a] Dril-Quip Inc.	United States	82,700	4,849,528
[a] FMC Technologies Inc.	United States	267,000	6,715,050
Halliburton Co.	United States	298,435	9,487,249
[a] Hornbeck Offshore Services Inc.	United States	151,800	1,234,134
Hunting PLC	United Kingdom	253,600	1,106,687
Oceaneering International Inc.	United States	237,500	8,039,375
[a] Oil States International Inc.	United States	104,900	2,961,327
[a] PHI Inc., non-voting	United States	103,400	1,874,642
[a] RigNet Inc.	United States	204,900	2,989,491
RPC Inc.	United States	235,500	2,936,685
Schlumberger Ltd.	United States	286,704	20,720,098
Superior Energy Services Inc.	United States	729,700	7,523,207
[a] Weatherford International PLC	United States	395,800	2,667,692
			91,236,791
Oil & Gas Exploration & Production 36.8%
Anadarko Petroleum Corp.	United States	410,100	16,030,809
Cabot Oil & Gas Corp., A	United States	864,500	17,938,375
[a] Callon Petroleum Co.	United States	476,300	3,262,655
Canadian Natural Resources Ltd.	Canada	458,000	9,804,711
Cimarex Energy Co.	United States	64,700	6,017,100
[a] Cobalt International Energy Inc.	United States	385,600	1,461,424
[a] Concho Resources Inc.	United States	159,600	15,182,748
Devon Energy Corp.	United States	96,600	2,695,140
[a] Diamondback Energy Inc.	United States	119,500	9,028,225
EOG Resources Inc.	United States	193,300	13,728,166
EQT Corp.	United States	190,500	11,761,470
[a] Gran Tierra Energy Inc.	Colombia	1,191,700	2,728,993
[a] Gulfport Energy Corp.	United States	175,600	5,188,980
Hess Corp.	United States	159,500	6,778,750
Marathon Oil Corp.	United States	964,700	9,386,531
[a] Matador Resources Co.	United States	318,046	5,098,278
Noble Energy Inc.	United States	498,000	16,120,260
[a] Ophir Energy PLC	United Kingdom	1,750,000	2,224,347
Pioneer Natural Resources Co.	United States	130,200	16,138,290
[a,d] Rex Energy Corp.	United States	1,246,600	926,473
[a] Rice Energy Inc.	United States	271,500	3,168,405
[a] Sanchez Energy Corp.	United States	234,500	848,890
SM Energy Co.	United States	286,500	4,005,270
			179,524,290
Oil & Gas Refining & Marketing 3.4%
HollyFrontier Corp.	United States	77,600	2,713,672
Marathon Petroleum Corp.	United States	97,600	4,078,704
Phillips 66	United States	80,300	6,436,045
Valero Energy Corp.	United States	47,500	3,223,825
			16,452,246
Oil & Gas Storage & Transportation 2.1%
Kinder Morgan Inc.	United States	349,000	5,741,050
Spectra Energy Corp.	United States	109,200	2,997,540
Tallgrass Energy GP LP	United States	91,200	1,413,600
			10,152,190
Precious Metals & Minerals 0.5%
Tahoe Resources Inc.	United States	282,200	2,191,688
Total Common Stocks (Cost $634,658,370)			472,864,919
Convertible Preferred Stocks 0.3%
Oil & Gas Exploration & Production 0.3%
Sanchez Energy Corp., 4.875%, cvt. pfd., A	United States	92,900	804,161
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	54,500	488,320
Total Convertible Preferred Stocks (Cost $7,072,693)			1,292,481
Preferred Stocks (Cost $2,376,164) 0.0%
Coal & Consumable Fuels 0.0%
[a,b] Energy Coal Resources, 144A, pfd.	United States	29,847	—

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
		Principal Amount
Convertible Bonds (Cost $3,484,684) 0.4%
Oil & Gas Exploration & Production 0.4%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	$4,787,000	2,073,369
Total Investments before Short Term Investments (Cost $647,591,911)			476,230,769
		Shares
Short Term Investments 3.8%
Money Market Funds (Cost $13,819,747) 2.9%
[a,e] Institutional Fiduciary Trust Money Market Portfolio	United States	13,819,747	13,819,747
Investments from Cash Collateral Received for Loaned Securities (Cost
$4,342,556) 0.9%
Money Market Funds 0.9%
[a,e] Institutional Fiduciary Trust Money Market Portfolio	United States	4,342,556	4,342,556
Total Investments (Cost $665,754,214) 101.5%			494,393,072
Other Assets, less Liabilities (1.5)%			(7,104,297)
Net Assets 100.0%			$487,288,775

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 7 regarding restricted securities.
c A portion or all of the security is on loan at January 31, 2016.
d At January 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
e See Note 9 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
GP	-	Graduated Payment

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited)

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks 98.5%
Consumer Discretionary 20.5%
[a,b,c] 2U Inc.	2,727,623	$55,070,708
[a] Buffalo Wild Wings Inc.	140,700	21,428,610
[a] Five Below Inc.	1,002,800	35,328,644
[a] Global Eagle Entertainment Inc.	2,049,456	20,699,506
[a] Grand Canyon Education Inc.	1,302,700	49,046,655
[a,b,c] The Habit Restaurants Inc., A	967,900	19,870,987
[a] IMAX Corp.	900,200	27,960,212
[c] KB Home	1,583,700	17,198,982
[a,b] M/I Homes Inc.	1,385,700	24,831,744
[a,c] Mattress Firm Holding Corp.	625,500	22,830,750
[a] Nord Anglia Education Inc. (Hong Kong)	869,624	15,001,014
[a] Party City Holdco Inc.	515,800	4,967,154
[a] Potbelly Corp.	467,051	4,997,446
[a] Shutterfly Inc.	828,400	34,502,860
[a,b] Sportsman's Warehouse Holdings Inc.	2,972,800	38,973,408
[a] Tenneco Inc.	586,400	22,406,344
[a] Tile Shop Holdings Inc.	2,527,400	38,189,014
[a,c] Wingstop Inc.	1,060,929	25,738,137
Wolverine World Wide Inc.	1,192,300	20,161,793
[a,b,c] Zoe's Kitchen Inc.	1,117,500	31,044,150
		530,248,118
Consumer Staples 2.7%
[a] Smart & Final Stores Inc.	1,780,600	28,632,048
[a] TreeHouse Foods Inc.	517,800	41,092,608
		69,724,656
Energy 2.9%
[a] Callon Petroleum Co.	3,355,282	22,983,682
[a] Matador Resources Co.	1,517,339	24,322,944
[a,b,c,d] Rex Energy Corp.	3,093,939	2,299,415
[a] RigNet Inc.	797,000	11,628,230
Superior Energy Services Inc.	1,437,800	14,823,718
		76,057,989
Financials 6.6%
Evercore Partners Inc.	561,000	25,340,370
[b] Houlihan Lokey Inc.	827,300	19,979,295
Pinnacle Financial Partners Inc.	408,500	20,363,725
[a] PRA Group Inc.	670,300	19,941,425
Talmer Bancorp Inc., A	1,996,800	32,068,608
Virtus Investment Partners Inc.	306,603	26,981,064
[a] Western Alliance Bancorp	799,300	26,041,194
		170,715,681
Health Care 18.1%
[a,c] Aclaris Therapeutics Inc.	674,182	14,987,066
[a,c] Adeptus Health Inc., A	593,100	27,982,458
[a,c] Aduro Biotech Inc.	286,320	4,145,914
[a,b] Aratana Therapeutics Inc.	2,697,019	9,088,954
[a] Celldex Therapeutics Inc.	1,719,100	14,268,530
[a] Chiasma Inc.	252,000	2,595,600
[a,c] Collegium Pharmaceutical Inc.	431,500	7,348,445
[a,c] ConforMIS Inc.	675,700	7,432,700
[a,c] Corium International Inc.	760,450	4,418,215
[a] DexCom Inc.	177,500	12,652,200
[a,c] Edge Therapeutics Inc.	583,400	6,481,574
[a] Fluidigm Corp.	1,022,200	6,858,962
[a] Foamix Pharmaceuticals Ltd. (Israel)	591,680	3,834,086
[a] Greatbatch Inc.	593,800	22,926,618
[a] Halozyme Therapeutics Inc.	710,500	6,252,400
[a] HealthEquity Inc.	622,116	13,406,600

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
[a] HealthStream Inc.	444,600	9,736,740
[a] HeartWare International Inc.	519,438	20,850,241
[a,c] Heron Therapeutics Inc.	987,693	20,731,676
[a] Impax Laboratories Inc.	699,200	26,199,024
[a] Karyopharm Therapeutics Inc.	1,373,386	8,542,461
[a,c] NantKwest Inc.	98,100	1,010,430
[a,c] Natera Inc.	748,500	6,399,675
[a] Neogen Corp.	536,600	27,999,788
[a] Neos Therapeutics Inc.	544,800	7,398,384
[a] Nevro Corp.	509,200	31,463,468
[a] Ophthotech Corp.	181,609	9,841,392
[a] PAREXEL International Corp.	551,000	35,241,960
[a] Pfenex Inc.	854,631	7,580,577
[a] Revance Therapeutics Inc.	1,148,500	23,808,405
[a] Sage Therapeutics Inc.	300,400	10,087,432
[a] Sagent Pharmaceuticals Inc.	77,000	1,163,470
[a,b] The Spectranetics Corp.	2,276,600	27,433,030
[a] Tandem Diabetes Care Inc.	1,381,000	12,442,810
[a] TherapeuticsMD Inc.	1,706,200	12,199,330
[a,c] Zafgen Inc.	484,065	3,219,032
		468,029,647
Industrials 15.5%
[a] The Advisory Board Co.	1,103,900	50,525,503
Allegiant Travel Co.	152,248	24,431,237
Altra Industrial Motion Corp.	1,052,600	23,641,396
[a,b] Astronics Corp.	1,113,482	35,898,660
[a] Beacon Roofing Supply Inc.	685,000	27,742,500
[a] DigitalGlobe Inc.	2,314,900	30,325,190
Exponent Inc.	318,116	16,322,532
[a] Huron Consulting Group Inc.	422,200	23,689,642
Interface Inc.	1,713,500	28,941,015
[a,b,c] The KEYW Holding Corp.	3,851,460	18,101,862
Mobile Mini Inc.	962,500	24,948,000
[a] Proto Labs Inc.	189,400	10,415,106
[a] Spirit Airlines Inc.	622,600	26,024,680
Steelcase Inc., A	1,518,723	19,378,905
[b] US Ecology Inc.	1,204,190	40,906,334
		401,292,562
Information Technology 29.9%
[a] A10 Networks Inc.	2,555,751	15,130,046
[a,b,c] Alarm.com Holdings Inc.	2,294,424	37,054,948
[a,b] Bazaarvoice Inc.	4,724,800	17,103,776
[a] Bottomline Technologies Inc.	1,480,304	42,662,361
[a] BroadSoft Inc.	1,219,074	41,704,522
[a] Callidus Software Inc.	2,544,600	39,263,178
[a] Cavium Inc.	551,200	31,842,824
Cognex Corp.	859,200	27,709,200
[a] Demandware Inc.	1,042,200	44,220,546
[a] Envestnet Inc.	961,800	22,554,210
[a] FARO Technologies Inc.	693,600	17,804,712
[a] Guidewire Software Inc.	600,900	33,073,536
[a] Hubspot Inc.	675,629	27,423,781
Intersil Corp., A	3,198,300	41,577,900
[a] Ixia	2,131,700	20,400,369
[a,b] Lattice Semiconductor Corp.	8,485,500	41,239,530
[a] M/A-COM Technology Solutions Holdings Inc.	1,122,400	43,212,400
[a,b] Nanometrics Inc.	2,215,000	31,297,950
[a] Paylocity Holding Corp.	1,058,811	32,950,198
[a] Proofpoint Inc.	378,400	19,056,224
[a] PROS Holdings Inc.	571,400	7,016,792
[a,b,c] Pure Storage Inc., A	1,652,900	21,504,229
[a] Shoretel Inc.	1,261,800	10,359,378
[a] Silicon Laboratories Inc.	595,900	27,173,040
[a] ViaSat Inc.	648,600	40,537,500

Franklin Strategic Series
Statement of Investments, January 31, 2016 (unaudited) (continued)
[a] Zendesk Inc.	1,817,014	39,992,478
		773,865,628
Materials 2.3%
H.B. Fuller Co.	805,000	29,962,100
Quaker Chemical Corp.	382,900	28,721,329
		58,683,429
Total Common Stocks (Cost $2,777,331,382)		2,548,617,710
Preferred Stocks 0.4%
Consumer Discretionary 0.4%
[a,e] DraftKings Inc., pfd., D	825,201	2,222,221
[a,e] DraftKings Inc., pfd., D-1	2,029,318	7,777,777
Total Preferred Stocks (Cost $19,999,997)		9,999,998
	Principal Amount
Convertible Bonds (Cost $5,000,000) 0.2%
Consumer Discretionary 0.2%
[e] DraftKings Inc., cvt., E, 5.00%, 12/23/16	$5,000,000	5,000,000

Total Investments before Short Term Investments (Cost $2,802,331,379)		2,563,617,708
	Shares
Short Term Investments 10.0%
Money Market Funds (Cost $24,838,095) 1.0%
[a,f] Institutional Fiduciary Trust Money Market Portfolio	24,838,095	24,838,095
Investments from Cash Collateral Received for Loaned Securities (Cost
$233,570,195) 9.0%
Money Market Funds 9.0%
[a,f] Institutional Fiduciary Trust Money Market Portfolio	233,570,195	233,570,195
Total Investments (Cost $3,060,739,669) 109.1%		2,822,025,998
Other Assets, less Liabilities (9.1)%		(235,779,881)
Net Assets 100.0%		$2,586,246,117

a Non-income producing.
b See Note 8 regarding holdings of 5% voting securities.
c A portion or all of the security is on loan at January 31, 2016.
d At January 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
e See Note 7 regarding restricted securities.
f See Note 9 regarding investments in affiliated management investment companies.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited)

Franklin Small-Mid Cap Growth Fund	Shares	Value
Common Stocks 96.1%
Consumer Discretionary 18.0%
[a,b] 2U Inc.	989,200	$19,971,948
Advance Auto Parts Inc.	150,400	22,868,320
BorgWarner Inc.	589,800	17,316,528
[a] Buffalo Wild Wings Inc.	155,600	23,697,880
[a,b] Charter Communications Inc., A	178,000	30,502,080
[a] Chipotle Mexican Grill Inc.	28,900	13,090,833
Dick's Sporting Goods Inc.	867,600	33,905,808
[a] Dollar Tree Inc.	506,600	41,196,712
Expedia Inc.	172,076	17,386,559
[a] Global Eagle Entertainment Inc.	1,756,100	17,736,610
[a] Grand Canyon Education Inc.	624,600	23,516,190
Hanesbrands Inc.	1,336,700	40,862,919
Harman International Industries Inc.	297,900	22,160,781
[a] IMAX Corp.	841,800	26,146,308
[a] Jarden Corp.	688,592	36,529,806
L Brands Inc.	594,800	57,190,020
Marriott International Inc., A	391,800	24,009,504
[b] Nordstrom Inc.	640,800	31,463,280
Polaris Industries Inc.	241,400	17,824,976
Tractor Supply Co.	367,100	32,418,601
[a] Under Armour Inc., A	308,700	26,372,241
[a,b] Zoe's Kitchen Inc.	609,500	16,931,910
		593,099,814
Consumer Staples 5.6%
Constellation Brands Inc., A	448,500	68,387,280
[a] Monster Beverage Corp.	387,600	52,337,628
[a] TreeHouse Foods Inc.	376,500	29,879,040
[a] WhiteWave Foods Co., A	928,100	35,035,775
		185,639,723
Energy 4.8%
Cabot Oil & Gas Corp., A	1,685,610	34,976,407
[a] Concho Resources Inc.	494,500	47,041,785
[a] Diamondback Energy Inc.	252,100	19,046,155
EQT Corp.	403,500	24,912,090
[a] Matador Resources Co.	881,800	14,135,254
Superior Energy Services Inc.	1,882,000	19,403,420
		159,515,111
Financials 10.6%
[a] Affiliated Managers Group Inc.	276,800	37,143,792
Arthur J. Gallagher & Co.	726,300	27,337,932
[a] CBRE Group Inc.	700,000	19,579,000
Equinix Inc.	164,178	50,988,762
Intercontinental Exchange Inc.	227,048	59,895,262
Lazard Ltd., A	866,200	31,174,538
[a] Signature Bank	349,200	48,657,528
[a] SVB Financial Group	208,000	21,074,560
Willis Towers Watson PLC	472,900	54,132,863
		349,984,237
Health Care 18.0%
[a] Akorn Inc.	888,000	23,079,120
[a] Anacor Pharmaceuticals Inc.	80,602	6,055,628
[a] BioMarin Pharmaceutical Inc.	165,800	12,272,516
[a] Bluebird Bio Inc.	48,953	2,024,696
[a] Celldex Therapeutics Inc.	793,900	6,589,370
[a] Cerner Corp.	441,400	25,605,614
[a,b] Chiasma Inc.	311,700	3,210,510
The Cooper Cos. Inc.	295,300	38,728,595
[a] DaVita HealthCare Partners Inc.	459,900	30,868,488

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
DENTSPLY International Inc.	442,000	26,029,380
[a] DexCom Inc.	282,300	20,122,344
[a] Edwards Lifesciences Corp.	574,200	44,908,182
[a] Envision Healthcare Holdings Inc.	1,071,700	23,684,570
[a,b] Heron Therapeutics Inc.	492,411	10,335,707
[a] Hologic Inc.	1,193,300	40,500,602
[a] Impax Laboratories Inc.	504,600	18,907,362
[a] Incyte Corp.	205,200	14,478,912
[a] Insulet Corp.	359,917	11,942,046
[a] Mallinckrodt PLC	489,300	28,423,437
[a] Mettler-Toledo International Inc.	104,500	32,692,825
[a,b] NantKwest Inc.	111,000	1,143,300
[a] Nevro Corp.	441,400	27,274,106
[a,b] Penumbra Inc.	116,800	4,999,040
Perrigo Co. PLC	360,817	52,166,922
[a] Pfenex Inc.	955,500	8,475,285
[a] Quintiles Transnational Holdings Inc.	728,400	44,308,572
[a] Revance Therapeutics Inc.	623,900	12,933,447
St. Jude Medical Inc.	428,000	22,624,080
		594,384,656
Industrials 14.9%
Acuity Brands Inc.	98,900	20,020,327
[a] The Advisory Board Co.	651,900	29,837,463
Allegiant Travel Co.	74,209	11,908,318
AMETEK Inc.	1,096,050	51,569,153
B/E Aerospace Inc.	678,400	27,441,280
[a] DigitalGlobe Inc.	2,194,100	28,742,710
Dun & Bradstreet Corp.	272,800	26,848,976
[a] Genesee & Wyoming Inc.	680,200	33,724,316
[a] HD Supply Holdings Inc.	1,213,368	31,875,177
Hexcel Corp.	756,709	31,312,619
[a] IHS Inc., A	376,600	39,399,892
J.B. Hunt Transport Services Inc.	237,800	17,288,060
Robert Half International Inc.	920,800	40,303,416
Roper Technologies Inc.	360,530	63,334,305
[a] Sensata Technologies Holding NV	489,700	17,971,990
[a] Verisk Analytics Inc.	250,000	18,250,000
		489,828,002
Information Technology 21.7%
[a] Akamai Technologies Inc.	175,000	7,983,500
[a] Alliance Data Systems Corp.	54,600	10,908,534
[a] ANSYS Inc.	227,100	20,027,949
[a,b] Atlassian Corp. PLC (United Kingdom)	253,400	5,263,118
[a] Bottomline Technologies Inc.	565,600	16,300,592
Cognex Corp.	1,067,300	34,420,425
[a] CoStar Group Inc.	234,600	41,141,802
CSRA Inc.	1,263,547	33,837,789
[a] Demandware Inc.	347,100	14,727,453
[a] Electronic Arts Inc.	924,800	59,691,216
Fidelity National Information Services Inc.	428,900	25,618,197
[a] FleetCor Technologies Inc.	243,800	29,948,392
[a] GoDaddy Inc., A	722,800	22,038,172
Intersil Corp., A	2,174,600	28,269,800
Lam Research Corp.	236,400	16,971,156
[a] LinkedIn Corp., A	178,300	35,287,353
[a] Lumentum Holdings Inc.	946,080	18,666,158
Microchip Technology Inc.	200,000	8,962,000
[a] NXP Semiconductors NV (Netherlands)	966,193	72,251,913
[a] Palo Alto Networks Inc.	198,400	29,658,816
[a] Pandora Media Inc.	792,600	7,704,072
[a] Red Hat Inc.	442,800	31,018,140
[a] ServiceNow Inc.	386,000	24,013,060
[a] Twitter Inc.	513,500	8,626,800
[a] Vantiv Inc., A	798,700	37,578,835

Franklin Strategic Series
Statement of Investments, January 31, 2016 (unaudited) (continued)
[a] VeriFone Systems Inc.	840,400	19,656,956
[a] ViaSat Inc.	684,176	42,761,000
[a] Workday Inc.	200,800	12,652,408
		715,985,606
Materials 2.2%
[a] Axalta Coating Systems Ltd.	1,608,203	38,291,313
Martin Marietta Materials Inc.	263,300	33,065,214
		71,356,527
Telecommunication Services 0.3%
[a] SBA Communications Corp.	85,000	8,438,800
Total Common Stocks (Cost $2,797,698,680)		3,168,232,476
Preferred Stocks 0.2%
Consumer Discretionary 0.2%
[a,c] DraftKings Inc., pfd., D	660,161	1,777,778
[a,c] DraftKings Inc., pfd., D-1	1,623,455	6,222,224
Total Preferred Stocks (Cost $16,000,003)		8,000,002
	Principal Amount
Convertible Bonds (Cost $5,000,000) 0.2%
Consumer Discretionary 0.2%
[c] DraftKings Inc., cvt., E, 5.00%, 12/23/16	$5,000,000	5,000,000
Total Investments before Short Term Investments (Cost $2,818,698,683)		3,181,232,478
	Shares

Short Term Investments 6.4%
Money Market Funds (Cost $116,872,076) 3.6%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	116,872,076	116,872,076
Investments from Cash Collateral Received for Loaned Securities (Cost
$93,261,900) 2.8%
Money Market Funds 2.8%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	93,261,900	93,261,900
Total Investments (Cost $3,028,832,659) 102.9%		3,391,366,454
Other Assets, less Liabilities (2.9)%		(96,158,179)
Net Assets 100.0%		$3,295,208,275

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2016.
c See Note 7 regarding restricted securities.
d See Note 9 regarding investments in affiliated management investment companies.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited)

Franklin Strategic Income Fund	Country	Shares		Value
Common Stocks 0.3%
Consumer Services 0.3%
[a,b,c] Turtle Bay Resort	United States	5,579,939		$20,785,274
Health Care Equipment & Services 0.0%†
[a] New Millennium Holdco Inc.	United States	87,365		1,223,110
Transportation 0.0%†
[a] CEVA Holdings LLC	United Kingdom	1,570		706,487
Total Common Stocks (Cost $9,222,899)				22,714,871
Management Investment Companies 10.0%
Diversified Financials 10.0%
iShares iBoxx High Yield Corporate Bond ETF	United States	1,650,000		130,812,000
[d] Franklin Lower Tier Floating Rate Fund	United States	38,120,329		343,845,367
[d] Franklin Middle Tier Floating Rate Fund	United States	29,318,383		278,524,639
Total Management Investment Companies (Cost $815,384,006)				753,182,006
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a] CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	62		38,130
[a] CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	3,399		1,529,352
Total Convertible Preferred Stocks (Cost $5,149,789)				1,567,482
		Principal Amount*
Corporate Bonds 40.3%
Automobiles & Components 0.9%
[e] Avis Budget Finance PLC, senior note, 144A, 6.00%, 3/01/21	United States	9,000,000	EUR	9,915,142
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	35,000,000		32,856,250
The Goodyear Tire & Rubber Co., senior note,
6.50%, 3/01/21	United States	20,000,000		21,075,000
5.125%, 11/15/23	United States	5,400,000		5,548,500
				69,394,892
Banks 3.7%
Bank of America Corp.,
[f] junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	10,000,000		10,179,500
[f] junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	22,000,000		22,343,860
senior note, 6.40%, 8/28/17	United States	10,000,000		10,672,670
senior note, 5.65%, 5/01/18	United States	10,000,000		10,730,880
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	6,900,000		7,158,750
5.00%, 8/15/22	United States	18,000,000		18,247,950
[e] 144A, 6.625%, 4/01/18	United States	4,000,000		4,240,000
Citigroup Inc.,
[f] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	6,900,000		6,701,625
[f] junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	10,000,000		9,725,000
senior note, 3.875%, 10/25/23	United States	20,000,000		20,584,780
sub. bond, 5.50%, 9/13/25	United States	10,000,000		10,752,570
sub. note, 4.05%, 7/30/22	United States	5,000,000		5,105,110
JPMorgan Chase & Co.,
[f] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	10,000,000		10,006,250
[f] junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	5,000,000		4,693,750
[f] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	5,000,000		5,031,250
senior note, 4.25%, 10/15/20	United States	10,000,000		10,655,710
senior note, 3.25%, 9/23/22	United States	5,000,000		5,040,505
sub. note, 3.375%, 5/01/23	United States	10,000,000		9,747,910
sub. note, 3.875%, 9/10/24	United States	10,000,000		9,961,320
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	10,000,000		10,781,250
5.125%, 5/28/24	United Kingdom	2,600,000		2,611,375
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	13,000,000	EUR	15,589,449
Wells Fargo & Co.,
[f] junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual	United States	22,000,000		23,168,420

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
[f] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	21,000,000		21,236,250
senior note, 2.60%, 7/22/20	United States	10,000,000		10,094,150
				275,060,284
Capital Goods 0.7%
[e] Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	35,000,000		24,237,500
[g] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	927,506		740,002
[e] KM Germany Holdings GmbH, senior secured note, first lien, 144A, 8.75%, 12/15/20	Germany	8,000,000	EUR	9,263,070
Meritor Inc., senior note, 6.75%, 6/15/21	United States	4,000,000		3,520,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	11,400,000		7,167,750
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	4,000,000		3,930,000
[e] senior sub. bond, 144A, 6.50%, 5/15/25	United States	2,500,000		2,421,875
senior sub. note, 6.00%, 7/15/22	United States	4,000,000		3,940,000
				55,220,197
Consumer Durables & Apparel 0.4%
KB Home,
senior bond, 7.50%, 9/15/22	United States	5,000,000		4,775,000
senior note, 4.75%, 5/15/19	United States	9,400,000		9,071,000
senior note, 7.00%, 12/15/21	United States	10,000,000		9,450,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	10,300,000		10,583,250
				33,879,250
Consumer Services 1.9%
[e] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	20,000,000		20,787,500
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	11,000,000		11,082,500
[h] Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,
6/01/17	United States	12,700,000		9,255,125
[e] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	15,000,000		13,500,000
senior secured note, 144A, 6.25%, 2/15/22	United States	20,500,000		19,462,187
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	30,000,000		30,301,170
MGM Resorts International, senior note,
10.00%, 11/01/16	United States	1,000,000		1,051,250
6.625%, 12/15/21	United States	10,000,000		10,325,000
7.75%, 3/15/22	United States	2,000,000		2,127,500
6.00%, 3/15/23	United States	3,000,000		2,998,125
[e] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	8,700,000		7,710,375
[e] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	12,700,000		11,144,250
				139,744,982
Diversified Financials 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
4.25%, 7/01/20	Netherlands	6,200,000		6,083,750
4.625%, 10/30/20	Netherlands	5,800,000		5,716,625
5.00%, 10/01/21	Netherlands	10,600,000		10,686,125
4.625%, 7/01/22	Netherlands	9,100,000		8,889,562
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	35,000,000		31,435,250
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	9,000,000		9,495,000
4.625%, 9/15/23	United States	8,100,000		7,998,750
[f] The Goldman Sachs Group Inc., junior sub. bond, M, 5.375% to 5/10/20, FRN
thereafter, Perpetual	United States	35,000,000		34,212,500
Morgan Stanley,
[f] junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	25,600,000		25,360,000
sub. bond, 3.95%, 4/23/27	United States	10,000,000		9,677,440
Navient Corp., senior note,
8.45%, 6/15/18	United States	10,000,000		10,375,000
5.50%, 1/15/19	United States	16,000,000		15,040,000
5.875%, 3/25/21	United States	5,000,000		4,343,750
6.125%, 3/25/24	United States	10,000,000		8,250,000

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)

[e] Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	10,000,000	10,437,500
			198,001,252
Energy 4.8%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 6.125%, 7/15/22	United States	7,300,000	5,960,837
Apache Corp., senior bond, 2.625%, 1/15/23	United States	23,200,000	19,887,133
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	25,000,000	4,187,500
California Resources Corp.,
[e] secured note, second lien, 144A, 8.00%, 12/15/22	United States	15,652,000	6,260,800
senior bond, 6.00%, 11/15/24	United States	3,905,000	751,712
senior note, 5.50%, 9/15/21	United States	1,930,000	366,700
CGG SA, senior note,
6.50%, 6/01/21	France	12,000,000	4,624,800
6.875%, 1/15/22	France	10,000,000	3,800,000
Chaparral Energy Inc.,
senior bond, 8.25%, 9/01/21	United States	8,000,000	1,400,000
senior bond, 7.625%, 11/15/22	United States	1,400,000	273,000
senior note, 9.875%, 10/01/20	United States	5,000,000	900,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	5,000,000	1,106,250
senior secured note, first lien, 9.25%, 10/15/20	Canada	20,001,600	8,900,712
[e] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	18,730,000	8,100,725
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	14,600,000	7,811,000
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	20,000,000	13,050,000
8.00%, 4/01/23	United States	10,000,000	6,750,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	28,000,000	24,780,000
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000	8,971,000
Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	15,000,000	1,725,000
senior note, 7.50%, 12/15/21	United States	2,100,000	131,250
senior note, 6.875%, 3/15/24	United States	10,000,000	600,000
[e] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	5,000,000	1,275,000
[e] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	15,000,000	3,628,125
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., senior note, 6.875%, 2/15/23	United States	3,816,000	1,831,680
[e] Gaz Capital SA (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	20,000,000	18,812,500
Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	United States	4,000,000	600,000
senior note, 8.875%, 5/15/21	United States	9,000,000	1,350,000
[e] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	10,000,000	2,650,000
[e] Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	17,000,000	17,267,410
Kinder Morgan Inc.,
senior bond, 4.30%, 6/01/25	United States	6,600,000	5,727,995
senior note, 7.00%, 6/15/17	United States	3,500,000	3,606,365
senior note, 6.50%, 9/15/20	United States	9,000,000	9,018,450
[e] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	United States	20,000,000	7,300,000
[e] LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	25,000,000	22,687,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	20,000,000	17,200,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	15,000,000	825,000
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	10,400,000	6,084,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	18,000,000	18,472,500
[e] Peabody Energy Corp., secured note, second lien, 144A, 10.00%, 3/15/22	United States	30,000,000	3,150,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	15,000,000	2,512,500
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior bond, 5.50%, 4/15/23	United States	5,000,000	4,212,500
senior note, 5.875%, 3/01/22	United States	1,300,000	1,191,818
senior note, 5.00%, 10/01/22	United States	10,000,000	8,415,130
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	20,000,000	18,400,000
first lien, 5.625%, 4/15/23	United States	6,200,000	5,471,500
senior secured note, first lien, 5.75%, 5/15/24	United States	3,300,000	2,912,250
senior secured note, first lien, 5.625%, 3/01/25	United States	5,000,000	4,318,750
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	12,600,000	5,292,000

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
6.125%, 1/15/23	United States	12,000,000	4,860,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	22,000,000	6,050,000
Williams Partners LP, senior bond, 4.00%, 9/15/25	United States	22,000,000	15,572,106
WPX Energy Inc., senior note, 8.25%, 8/01/23	United States	11,900,000	7,645,750
			358,679,248
Food & Staples Retailing 0.8%
[e] Cencosud SA, senior note, 144A,
4.875%, 1/20/23	Chile	15,000,000	13,894,575
5.15%, 2/12/25	Chile	15,000,000	13,725,300
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	30,000,000	29,595,480
			57,215,355
Food, Beverage & Tobacco 1.3%
Anheuser-Busch InBev Finance Inc., senior note, 3.30%, 2/01/23	Belgium	12,700,000	12,924,803
[e] Barry Callebaut Services SA, senior note, 144A, 5.50%, 6/15/23	Belgium	5,300,000	5,478,875
Constellation Brands Inc., senior note,
4.25%, 5/01/23	United States	10,600,000	10,878,250
4.75%, 12/01/25	United States	2,600,000	2,691,000
[e] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	6,800,000	5,508,000
senior note, 144A, 8.25%, 2/01/20	United States	19,000,000	18,145,000
senior note, 144A, 7.25%, 6/01/21	United States	4,500,000	4,123,125
senior note, 144A, 5.75%, 6/15/25	United States	5,000,000	3,875,000
[e] Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	15,800,000	16,567,880
6.00%, 12/15/22	United States	10,000,000	9,962,500
7.75%, 3/15/24	United States	9,000,000	9,607,500
			99,761,933
Health Care Equipment & Services 2.1%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	15,000,000	14,700,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	10,200,000	10,174,500
senior note, 7.125%, 7/15/20	United States	6,000,000	5,760,000
senior note, 6.875%, 2/01/22	United States	3,300,000	3,014,962
senior secured note, first lien, 5.125%, 8/15/18	United States	6,000,000	6,060,000
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	10,000,000	10,075,000
senior bond, 5.00%, 5/01/25	United States	9,300,000	9,172,125
senior note, 5.75%, 8/15/22	United States	10,000,000	10,450,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	15,000,000	15,712,500
senior bond, 5.875%, 2/15/26	United States	3,000,000	3,067,500
senior note, 7.50%, 2/15/22	United States	5,000,000	5,575,000
senior secured bond, first lien, 5.875%, 3/15/22	United States	10,000,000	10,750,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	10,000,000	10,275,000
[e] Hologic Inc., senior note, 144A, 5.25%, 7/15/22	United States	10,000,000	10,387,500
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	2,700,000	2,875,500
senior note, 5.00%, 3/01/19	United States	6,700,000	6,348,250
senior note, 5.50%, 3/01/19	United States	15,300,000	14,649,750
senior note, 8.125%, 4/01/22	United States	5,000,000	5,050,000
senior note, 6.75%, 6/15/23	United States	2,700,000	2,494,125
			156,591,712
Insurance 1.0%
MetLife Inc., junior sub. note,
[f] 5.25% to 6/15/20, FRN thereafter, Perpetual	United States	11,600,000	11,360,750
6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	15,000,000	15,787,500
[e] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44	Japan	35,000,000	36,760,850
Prudential Financial Inc., 3.50%, 5/15/24	United States	9,900,000	9,830,749
			73,739,849
Materials 5.0%
ArcelorMittal, senior note,
6.50%, 3/01/21	Luxembourg	20,000,000	16,350,000

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
7.25%, 2/25/22	Luxembourg	10,000,000		8,156,250
6.125%, 6/01/25	Luxembourg	3,700,000		2,701,000
[e] Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	5,000,000		5,025,000
[e] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 7.00%, 11/15/20	Luxembourg	1,764,706		1,680,882
senior note, 144A, 6.75%, 1/31/21	Luxembourg	2,400,000		2,277,000
senior note, 144A, 6.00%, 6/30/21	Luxembourg	3,100,000		2,813,250
[i] senior secured note, 144A, FRN, 3.512%, 12/15/19	Luxembourg	8,700,000		8,341,125
[e] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	15,000,000		11,482,500
[e] Blue Cube Spinco Inc., senior bond, 144A, 10.00%, 10/15/25	United States	14,100,000		15,298,500
[e] Cemex Finance LLC, senior secured note,
144A, 9.375%, 10/12/22	Mexico	1,400,000		1,420,580
first lien, 144A, 6.00%, 4/01/24	Mexico	5,800,000		5,006,125
[e] Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	15,000,000		12,571,875
secured note, 144A, 5.875%, 3/25/19	Mexico	10,000,000		9,475,000
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	4,000,000		3,425,000
[e] Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	11,900,000	EUR	13,811,048
[e] The Chemours Co.,
senior bond, 144A, 7.00%, 5/15/25	United States	4,700,000		2,878,750
senior note, 144A, 6.625%, 5/15/23	United States	21,000,000		12,967,500
[e] First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	15,000,000		6,918,750
7.00%, 2/15/21	Canada	20,000,000		9,150,000
[e] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	32,000,000		27,680,000
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	26,000,000		10,855,000
[e] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Switzerland	20,000,000		14,430,660
[e] Glencore Funding LLC, senior note, 144A,
4.125%, 5/30/23	Switzerland	10,000,000		6,809,940
4.625%, 4/29/24	Switzerland	5,000,000		3,413,750
[e] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	30,000,000		29,175,000
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	9,000,000		8,685,000
8.75%, 12/15/20	Canada	8,000,000		7,311,200
[e] Owens-Brockway Glass Container Inc., senior note, 144A,
5.00%, 1/15/22	United States	7,800,000		7,517,250
5.875%, 8/15/23	United States	12,500,000		12,289,063
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	6,600,000		6,624,750
senior note, 8.50%, 5/15/18	United States	14,000,000		13,527,500
senior note, 9.00%, 4/15/19	United States	1,000,000		962,500
senior note, 9.875%, 8/15/19	United States	400,000		391,500
senior note, 8.25%, 2/15/21	United States	10,000,000		9,375,000
senior secured note, first lien, 7.125%, 4/15/19	United States	4,000,000		4,080,000
[e] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	11,300,000		11,356,500
senior bond, 144A, 5.50%, 9/15/25	United States	2,600,000		2,658,500
senior note, 144A, 6.50%, 12/01/20	United States	4,000,000		4,430,000
senior note, 144A, 4.875%, 12/01/22	United States	11,300,000		11,420,006
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	9,700,000		8,778,500
senior note, 5.125%, 10/01/21	United States	9,200,000		8,625,000
[e] U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	8,000,000	EUR	8,975,969
[h] Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	2,523,000		428,910
				371,551,633
Media 3.8%
21st Century Fox America Inc., senior note, 3.00%, 9/15/22	United States	6,100,000		6,069,195
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	3,000,000		3,127,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	15,000,000		15,225,000
[e] senior bond, 144A, 5.375%, 5/01/25	United States	13,000,000		12,902,500
senior note, 6.50%, 4/30/21	United States	8,000,000		8,359,960
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,000,000		2,681,250
senior note, 6.50%, 11/15/22	United States	5,000,000		4,650,000

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
senior sub. note, 7.625%, 3/15/20	United States	6,400,000		5,296,000
senior sub. note, 7.625%, 3/15/20	United States	900,000		714,375
CSC Holdings LLC,
senior bond, 7.625%, 7/15/18	United States	6,000,000		6,345,000
senior note, 6.75%, 11/15/21	United States	22,000,000		21,780,000
senior note, 5.25%, 6/01/24	United States	2,300,000		2,035,500
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	10,000,000		8,725,000
senior note, 7.125%, 2/01/16	United States	13,000,000		13,000,000
senior note, 6.75%, 6/01/21	United States	4,000,000		4,090,000
senior note, 5.875%, 7/15/22	United States	3,000,000		2,831,250
senior note, 5.875%, 11/15/24	United States	5,000,000		4,462,500
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	12,000,000		12,690,000
[e] senior bond, 144A, 5.50%, 9/15/24	United States	2,800,000		2,821,000
senior note, 5.125%, 7/15/20	United States	9,800,000		10,167,500
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	23,800,000		15,559,250
senior secured note, first lien, 9.00%, 9/15/22	United States	8,100,000		5,305,500
[e] Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	14,600,000		15,330,000
5.375%, 4/15/25	United States	10,000,000		10,075,000
Time Warner Cable Inc., senior note, 4.00%, 9/01/21	United States	12,600,000		12,840,660
[e] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
senior secured bond, first lien, 144A, 5.75%, 1/15/23	Germany	2,997,000	EUR	3,445,826
senior secured note, first lien, 144A, 5.625%, 4/15/23	Germany	1,520,000	EUR	1,745,574
[e] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	18,000,000		18,303,750
[e] Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	25,000,000		23,750,000
[e] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	9,600,000	GBP	13,756,467
[e] Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	14,000,000		14,043,750
senior secured note, first lien, 144A, 5.375%, 4/15/21	United Kingdom	3,870,000		3,966,750
				286,096,057
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
AbbVie Inc., senior note, 3.60%, 5/14/25	United States	30,000,000		30,109,080
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	25,000,000		25,412,300
[e] Baxalta Inc., senior note, 144A, 4.00%, 6/23/25	United States	30,000,000		29,884,740
Biogen Inc., senior note, 3.625%, 9/15/22	United States	14,900,000		15,328,837
[e] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	11,900,000		11,812,178
senior note, 144A, 6.00%, 7/15/23	United States	8,000,000		8,080,000
Gilead Sciences Inc., senior bond, 3.65%, 3/01/26	United States	29,800,000		30,555,460
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	United States	15,000,000		15,301,500
[e] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	15,000,000		14,812,500
[e] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	3,100,000		2,793,875
senior note, 144A, 5.625%, 12/01/21	United States	5,000,000		4,637,500
senior note, 144A, 5.50%, 3/01/23	United States	8,000,000		7,160,000
[e] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	16,600,000		16,102,000
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	30,000,000		28,702,440
				240,692,410
Real Estate 0.4%
Equinix Inc., senior bond,
5.375%, 4/01/23	United States	25,000,000		25,996,875
5.875%, 1/15/26	United States	2,700,000		2,801,250
				28,798,125
Retailing 0.8%
[e] Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	15,000,000		15,150,000
[e] Dollar Tree Inc., senior note, 144A,
5.25%, 3/01/20	United States	1,600,000		1,688,000
5.75%, 3/01/23	United States	6,900,000		7,305,375
[e] Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	15,325,000	EUR	8,467,584

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
[e] Netflix Inc.,
senior bond, 144A, 5.875%, 2/15/25	United States	10,000,000		10,362,500
senior note, 144A, 5.50%, 2/15/22	United States	13,600,000		14,076,000
				57,049,459
Semiconductors & Semiconductor Equipment 0.2%
[e] Qorvo Inc.,
senior bond, 144A, 7.00%, 12/01/25	United States	4,300,000		4,278,500
senior note, 144A, 6.75%, 12/01/23	United States	10,000,000		9,900,000
				14,178,500
Software & Services 0.6%
[e] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	28,000,000		17,255,000
[e] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	22,400,000		22,344,000
senior note, 144A, 7.00%, 12/01/23	United States	7,500,000		7,593,750
				47,192,750
Technology Hardware & Equipment 0.3%
[e] Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	9,122,000		9,840,358
[e,j] CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	1,800,000		1,842,750
[e] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	11,600,000		11,310,000
				22,993,108
Telecommunication Services 3.5%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	20,000,000		19,187,480
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	5,000,000		4,750,000
senior bond, 5.625%, 4/01/25	United States	10,000,000		8,537,500
senior note, 6.00%, 4/01/17	United States	10,000,000		10,337,500
senior note, 6.45%, 6/15/21	United States	2,000,000		1,958,760
senior note, 5.80%, 3/15/22	United States	2,000,000		1,870,000
[e] Digicel Group Ltd., senior note, 144A,
8.25%, 9/30/20	Bermuda	10,000,000		8,112,500
7.125%, 4/01/22	Bermuda	3,000,000		2,238,750
[e] Digicel Ltd., senior note, 144A,
6.00%, 4/15/21	Bermuda	10,000,000		8,712,500
6.75%, 3/01/23	Bermuda	4,100,000		3,529,854
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	4,800,000		4,068,000
senior bond, 7.875%, 1/15/27	United States	3,875,000		3,003,125
senior note, 7.125%, 1/15/23	United States	800,000		670,000
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	10,000,000		6,525,000
senior bond, 5.50%, 8/01/23	Luxembourg	3,000,000		2,386,875
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000		12,975,000
senior note, 7.50%, 4/01/21	Luxembourg	9,000,000		7,807,500
[e] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	21,800,000		19,511,000
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	17,000,000		16,532,500
6.00%, 11/15/22	United States	10,000,000		6,775,000
[e] 144A, 9.00%, 11/15/18	United States	8,000,000		8,190,000
[e] 144A, 7.00%, 3/01/20	United States	5,000,000		4,825,000
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	4,700,000		3,384,000
7.125%, 6/15/24	United States	2,700,000		1,836,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	5,000,000		5,075,000
senior bond, 6.375%, 3/01/25	United States	14,700,000		14,791,875
senior note, 6.542%, 4/28/20	United States	5,000,000		5,175,000
senior note, 6.633%, 4/28/21	United States	3,500,000		3,635,625
senior note, 6.125%, 1/15/22	United States	2,000,000		2,045,000
senior note, 6.731%, 4/28/22	United States	3,500,000		3,613,750
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	22,000,000		24,383,348
[e] Wind Acquisition Finance SA, senior secured note, 144A,
4.00%, 7/15/20	Italy	14,400,000	EUR	15,288,941

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)

7.00%, 4/23/21	Italy	17,300,000	EUR	18,156,077
				259,888,460
Transportation 0.7%
[e] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	7,600,000		6,973,000
senior note, 144A, 9.75%, 5/01/20	United States	4,000,000		2,430,000
Hertz Corp., senior note,
6.75%, 4/15/19	United States	11,900,000		11,929,750
5.875%, 10/15/20	United States	1,800,000		1,777,500
6.25%, 10/15/22	United States	15,000,000		14,662,500
[e] Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	5,500,000		4,207,500
[e] Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	15,000,000		11,878,125
				53,858,375
Utilities 1.6%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000		8,122,500
senior note, 5.375%, 1/15/23	United States	10,000,000		9,150,000
[e] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	3,490,000		3,743,025
[e] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	2,000,000		2,060,000
[e] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	1,300,000		1,356,875
[e,f] EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	5,000,000		4,545,575
sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000		22,656,250
[e] Exelon Corp., senior bond, 144A, 3.95%, 6/15/25	United States	18,500,000		18,569,449
[e] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000		19,375,000
Sempra Energy,
senior bond, 3.55%, 6/15/24	United States	8,800,000		8,712,537
senior note, 3.75%, 11/15/25	United States	12,300,000		12,358,056
[e,h] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	30,000,000		9,750,000
				120,399,267
Total Corporate Bonds (Cost $3,504,781,230)				3,019,987,098
[i] Senior Floating Rate Interests 10.9%
Automobiles & Components 0.3%
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	9,307,578		8,958,544
TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	12,097,998		11,780,426
				20,738,970
Capital Goods 0.4%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20	United States	736,591		705,286
[b] Sensus USA Inc.,
First Lien Term Loan, 4.50% - 5.75%, 5/09/17	United States	13,248,270		12,784,581
Second Lien Term Loan, 8.50%, 5/09/18	United States	18,297,904		17,931,946
Ventia Pty. Ltd., Term B Loans, 5.50%, 5/21/22	Australia	423,942		423,412
				31,845,225
Consumer Services 0.6%
Aristocrat Technologies Inc., First Lien Initial Term Loan, 4.75%, 10/20/21	United States	1,274,866		1,271,147
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	43,169,654		40,876,267
[b,j] Turtle Bay Holdings LLC, Term Loan B, PIK, 3.25%, 6/30/16	United States	5,838,958		5,612,202
				47,759,616
Diversified Financials 0.2%
First Eagle Investment Management, Initial Term Loans, 4.75%, 12/01/22	United States	9,442,542		8,970,415
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 4.25%,
7/22/20	United States	8,404,341		8,351,814
				17,322,229
Energy 1.5%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/16/20	United States	31,178,543		30,438,052
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	16,060,827		15,458,546
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	37,340,312		25,142,464
Foresight Energy LLC, Term Loans, 5.50%, 8/21/20	United States	14,228,000		11,382,400
McDermott Finance LLC, Term Loan, 5.25%, 4/16/19	United States	2,072,294		1,973,860

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	11,779,872	10,307,388
OSG International Inc., Initial Term Loan, 5.75%, 8/05/19	United States	20,783,686	19,328,828
			114,031,538
Food, Beverage & Tobacco 0.0%†
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	3,007,396	3,005,517
Health Care Equipment & Services 0.9%
Community Health Systems Inc., 2018 Term F Loans, 3.657%, 12/31/18	United States	20,462,176	20,188,822
Cotiviti Corp.,
Initial Term Loan, 4.50%, 5/14/21	United States	15,512,213	15,240,750
Second Lien Initial Term Loan, 8.00%, 5/13/22	United States	2,349,446	2,323,015
Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.50%, 5/04/18	United States	10,216,100	9,964,957
New Millennium Holdco Inc., Closing Date Term Loan, 7.50%, 12/18/20	United States	2,990,548	2,717,661
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	20,725,688	19,948,475
			70,383,680
Materials 1.6%
The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	38,021,888	33,902,863
Coveris Holdings SA, Term B-1 Loans, 4.50%, 5/08/19	Luxembourg	29,970,170	28,921,214
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	Australia	24,503,877	17,122,084
Huntsman International LLC, Extended Term Loan B, 3.522%, 4/19/19	United States	4,483,400	4,423,623
Ineos U.S. Finance LLC,
2018 Dollar Term Loans, 3.75%, 5/04/18	United States	1,713,182	1,668,211
Dollar Term Loan, 4.25%, 3/31/22	United States	2,592,008	2,487,112
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	8,282,783	7,702,988
OCI Beaumont LLC, Term B-3 Loan, 6.50%, 8/20/19	United States	16,464,883	16,588,369
[h] Walter Energy Inc., B Term Loan, 8.75%, 4/02/18	United States	31,225,502	8,170,684
			120,987,148
Media 1.3%
CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%, 10/09/22	United States	11,873,582	11,870,281
[k] Gray Television Inc., Term Loan C, 6.00%, 6/13/21	United States	3,825,039	3,826,634
Media General Inc., Term B Loan, 4.00%, 7/31/20	United States	2,372,360	2,365,836
Radio One Inc., Term Loan B, 5.11%, 12/31/18	United States	69,230,985	70,485,796
Virgin Media Bristol LLC, F Facility, 3.50%, 6/30/23	United States	5,952,791	5,838,283
			94,386,830
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental Term B
Loans, 3.75%, 9/25/22	United States	24,805,727	24,526,662
Grifols Worldwide Operations USA Inc., US Tranche B Term Loan, 3.428%, 2/27/21	United States	30,444,370	30,372,065
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19	United States	1,580,000	1,521,145
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19	United States	13,870,000	13,361,429
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22	United States	34,466,146	33,173,666
			102,954,967
Retailing 0.6%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	38,604,714	36,568,316
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	6,763,727	6,078,900
			42,647,216
Semiconductors & Semiconductor Equipment 0.2%
[k] Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loans, 6.00%, 11/13/22	United States	2,366,097	2,331,592
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	4,707,512	4,707,512
NXP BV/NXP Funding LLC, Tranche B Loan, 3.75%, 12/07/20	United States	4,184,702	4,179,843
			11,218,947
Software & Services 1.0%
Match Group Inc., Term B-1 Loans, 5.50%, 11/16/22	United States	12,480,488	12,457,087
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	50,584,573	46,495,670
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	15,025,339	15,036,608
			73,989,365
Technology Hardware & Equipment 0.2%
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	2,314,899	2,297,537

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)

Dell International LLC, Term B-2 Loan, 4.00%, 4/29/20	United States	13,871,169			13,847,089
					16,144,626
Telecommunication Services 0.4%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	13,643,323			13,096,171
Windstream Corp., Term Loan B-5, 3.50%, 8/08/19	United States	5,943,047			5,798,186
Zayo Group LLC,
[k] 2016 Incremental Term Loans, 6.00%, 5/06/21	United States	2,068,308			2,071,863
2021 Term Loans, 3.75%, 5/06/21	United States	9,584,138			9,462,621
					30,428,841
Transportation 0.2%
Navios Maritime Midstream Partners LP, Initial Term Loan, 5.50%, 6/18/20	Marshall Islands	13,467,069			12,793,716
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	694,000			658,752
					13,452,468
Utilities 0.1%
Calpine Corp., Term Loan (B6), 4.00%, 1/15/23	United States	6,748,235			6,495,176
Total Senior Floating Rate Interests (Cost $875,485,880)					817,792,359
Foreign Government and Agency Securities 14.3%
Government of Hungary, 5.375%, 2/21/23	Hungary	16,250,000			17,807,563
Government of Indonesia,
6.125%, 5/15/28	Indonesia	360,000,000,000		IDR	21,204,864
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000		IDR	767,161
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000		IDR	14,664,822
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000		IDR	2,840,652
FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000		IDR	2,526,795
FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000		IDR	668,846
senior bond, FR53, 8.25%, 7/15/21	Indonesia	467,000,000,000		IDR	34,230,913
senior bond, FR70, 8.375%, 3/15/24	Indonesia	265,000,000,000		IDR	19,606,317
Government of Malaysia,
senior bond, 4.24%, 2/07/18	Malaysia	64,800,000		MYR	15,976,514
senior note, 3.172%, 7/15/16	Malaysia	338,100,000		MYR	81,553,300
senior note, 3.394%, 3/15/17	Malaysia	159,000,000		MYR	38,511,292
senior note, 4.012%, 9/15/17	Malaysia	242,700,000		MYR	59,426,745
Government of Mexico,
6.25%, 6/16/16	Mexico	12,628,270	[l]	MXN	70,407,570
7.25%, 12/15/16	Mexico	11,765,870	[l]	MXN	67,042,414
7.75%, 12/14/17	Mexico	3,500,000	[l]	MXN	20,685,628
senior note, M, 5.00%, 6/15/17	Mexico	9,500,000	[l]	MXN	53,358,552
Government of Poland,
5.00%, 4/25/16	Poland	11,250,000		PLN	2,779,990
4.75%, 10/25/16	Poland	126,000,000		PLN	31,648,857
[i] FRN, 1.75%, 1/25/17	Poland	7,098,000		PLN	1,746,220
[i] FRN, 1.75%, 1/25/21	Poland	7,201,000		PLN	1,735,801
[e] Government of Portugal, 144A, 5.125%, 10/15/24	Portugal	1,800,000			1,856,457
[e] Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	29,400,000			30,057,825
7.25%, 9/28/21	Serbia	15,000,000			16,862,175
Government of Sri Lanka,
A, 6.40%, 8/01/16	Sri Lanka	48,100,000		LKR	331,992
A, 8.00%, 11/15/18	Sri Lanka	198,900,000		LKR	1,335,543
A, 9.00%, 5/01/21	Sri Lanka	220,720,000		LKR	1,469,228
B, 6.40%, 10/01/16	Sri Lanka	45,400,000		LKR	312,378
B, 8.50%, 7/15/18	Sri Lanka	54,290,000		LKR	371,361
C, 8.50%, 4/01/18	Sri Lanka	24,240,000		LKR	166,438
D, 8.50%, 6/01/18	Sri Lanka	162,140,000		LKR	1,110,371
Government of the Philippines,
senior bond, 9.125%, 9/04/16	Philippines	41,860,000		PHP	906,897
senior note, 1.625%, 4/25/16	Philippines	1,442,450,000		PHP	30,220,015
[e] Government of Ukraine, 144A,
7.75%, 9/01/22	Ukraine	5,000,000			4,640,625
7.75%, 9/01/23	Ukraine	10,155,000			9,378,853
7.75%, 9/01/24	Ukraine	10,155,000			9,322,646
7.75%, 9/01/25	Ukraine	10,155,000			9,268,164
7.75%, 9/01/26	Ukraine	10,155,000			9,225,818

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
7.75%, 9/01/27	Ukraine	10,054,000			9,117,721
[m] GDP Linked Securities, 5/31/40	Ukraine	20,490,000			7,796,445
[n] Government of Uruguay, senior bond, Index Linked,
5.00%, 9/14/18	Uruguay	153,153,253		UYU	4,902,975
4.375%, 12/15/28	Uruguay	1,903,966,039		UYU	54,963,953
Korea Monetary Stabilization Bond, senior note,
2.07%, 12/02/16	South Korea	73,000,000,000		KRW	60,696,208
1.96%, 2/02/17	South Korea	23,000,000,000		KRW	19,118,628
1.56%, 10/02/17	South Korea	33,000,000,000		KRW	27,321,812
Korea Treasury Bond, senior note, 3.00%, 12/10/16	South Korea	65,000,000,000		KRW	54,477,846
Nota Do Tesouro Nacional,
10.00%, 1/01/17	Brazil	142,250	[o]	BRL	34,334,411
10.00%, 1/01/21	Brazil	70,000	[o]	BRL	14,379,034
10.00%, 1/01/23	Brazil	52,000	[o]	BRL	10,050,645
[p] Index Linked, 6.00%, 8/15/16	Brazil	4,799	[o]	BRL	3,364,469
[p] Index Linked, 6.00%, 8/15/18	Brazil	34,550	[o]	BRL	24,150,866
[p] Index Linked, 6.00%, 5/15/23	Brazil	33,800	[o]	BRL	22,045,085
senior note, 10.00%, 1/01/19	Brazil	25,000	[o]	BRL	5,517,318
Uruguay Notas del Tesoro,
7, 13.25%, 4/08/18	Uruguay	1,035,000,000		UYU	32,497,100
[n] 18, Index Linked, 2.25%, 8/23/17	Uruguay	128,291,628		UYU	3,956,984
Total Foreign Government and Agency Securities (Cost $1,285,205,670)					1,074,719,102
U.S. Government and Agency Securities 4.1%
U.S. Treasury Bond,
4.50%, 5/15/17	United States	8,000,000			8,389,688
7.125%, 2/15/23	United States	3,000,000			4,096,056
6.25%, 8/15/23	United States	4,000,000			5,290,156
6.875%, 8/15/25	United States	1,000,000			1,434,316
6.50%, 11/15/26	United States	34,000,000			48,916,174
5.25%, 2/15/29	United States	1,750,000			2,370,191
U.S. Treasury Note,
4.75%, 8/15/17	United States	7,000,000			7,430,528
3.875%, 5/15/18	United States	22,000,000			23,515,932
3.75%, 11/15/18	United States	39,000,000			42,027,843
2.75%, 2/15/24	United States	33,000,000			35,385,405
2.50%, 5/15/24	United States	64,000,000			67,356,224
2.375%, 8/15/24	United States	41,000,000			42,708,060
[n] Index Linked, 2.125%, 1/15/19	United States	8,844,062			9,440,284
[n] Index Linked, 0.625%, 7/15/21	United States	10,531,022			10,812,401
Total U.S. Government and Agency Securities (Cost $301,256,134)					309,173,258
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 7.7%
Banks 3.8%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	25,977,000			25,888,709
[i] Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 2.771%, 6/25/34	United States	16,230,312			16,332,993
Bear Stearns Commercial Mortgage Securities Inc.,
[i] 2006-PW11, AJ, FRN, 5.467%, 3/11/39	United States	19,604,000			19,595,962
[i] 2006-PW12, AJ, FRN, 5.788%, 9/11/38	United States	20,666,000			20,674,052
2006-PW13, AJ, 5.611%, 9/11/41	United States	30,225,000			30,526,996
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	15,756,000			15,278,407
[i] 2007-C6, AM, FRN, 5.714%, 6/10/17	United States	25,650,000			26,221,698
2015-GC27, A5, 3.137%, 2/10/48	United States	6,739,800			6,738,889
[i] Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	21,795,000			17,604,475
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	2,800,000			2,805,381
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	10,050,000			10,366,804
Greenwich Capital Commercial Funding Corp.,
[i] 2006-GG7, AJ, FRN, 5.877%, 7/10/38	United States	27,020,000			25,261,268
2007-GG9, AM, 5.475%, 3/10/39	United States	6,165,000			6,300,094
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	17,740,000			17,841,253
[i] 2006-LDP7, AJ, FRN, 5.93%, 4/15/45	United States	5,660,000			4,974,461
JPMBB Commercial Mortgage Securities Trust, 2015 C-28, A4, 3.227%, 10/15/48	United States	6,110,000			6,141,592

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
[i] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 0.807%, 8/25/35	United States	3,806,124	3,473,242
[i] Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.476%, 3/12/44	United States	7,045,000	7,036,866
2007-IQ16, AM, FRN, 6.055%, 12/12/49	United States	3,102,000	3,279,310
2007-IQ16, AMA, FRN, 6.051%, 12/12/49	United States	12,415,000	13,025,917
Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	2,440,000	2,537,807
Wells Fargo Mortgage Backed Securities Trust,
[i] 2004-W, A9, FRN, 2.754%, 11/25/34	United States	2,876,671	2,925,560
2007-3, 3A1, 5.50%, 4/25/37	United States	725,960	739,828
			285,571,564
Diversified Financials 3.9%
[e,i] ARES CLO XII Ltd., 2007-12A, B, 144A, FRN, 1.393%, 11/25/20	United States	3,840,000	3,800,179
[e,i] Atrium CDO Corp., 10A, C, 144A, FRN, 3.22%, 7/16/25	United States	13,950,000	13,254,034
[e,i] Atrium XI, 11A, C, 144A, FRN, 3.819%, 10/23/25	Cayman Islands	15,440,000	15,033,156
Banc of America Commercial Mortgage Trust, 2015-UBS7,
A3, 3.441%, 9/15/48	United States	10,920,000	11,182,353
A4, 3.705%, 9/15/48	United States	12,450,000	12,995,072
[e,i] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.752%, 5/26/35	United States	9,473,234	9,125,377
[e,i] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 3.221%, 1/27/25	United States	11,250,000	10,519,762
[e,i] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.832%, 3/11/21	United States	3,881,000	3,711,439
[e,i] Cent CLO LP, 2013-17A, D, 144A, FRN, 3.322%, 1/30/25	United States	7,450,980	7,085,360
[e,i] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.019%, 7/26/21	United States	5,130,000	5,040,122
[e,i] ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.622%, 10/15/21	United States	2,680,000	2,640,792
[e] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	27,075,000	27,462,037
[e,i] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.736%, 10/20/43	United States	1,931,825	1,927,150
[e,i] Cumberland Park CDO Ltd., 2015-2A, B, 144A, FRN, 2.724%, 7/20/26	United States	12,270,000	12,080,797
[e,i] Cumberland Park CLO Ltd., 2015-2A, C, 144A, FRN, 3.474%, 7/20/26	United States	1,850,000	1,784,455
[e,i] Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 2.072%, 7/15/26	United States	17,000,000	16,842,240
B, 144A, FRN, 2.672%, 7/15/26	United States	4,320,500	4,229,683
C, 144A, FRN, 3.622%, 7/15/26	United States	1,420,629	1,366,134
[e,i] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	United States	14,920,000	15,459,753
[i] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.627%, 2/25/24	United States	13,000,000	12,928,436
2014-HQ2, M2, FRN, 2.627%, 9/25/24	United States	14,600,000	14,376,624
2015-HQ1, M2, FRN, 2.627%, 3/25/25	United States	9,200,000	9,184,345
[e] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	11,144,000	10,917,610
[i] Impac Secured Assets Trust, 2007-2, FRN, 0.677%, 4/25/37	United States	3,714,318	3,445,040
[e,i] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.876%, 3/17/32	United States	9,123,273	9,036,851
[i] MortgageIT Trust,
2004-1, A2, FRN, 1.327%, 11/25/34	United States	4,541,808	4,345,290
2005-5, A1, FRN, 0.687%, 12/25/35	United States	3,734,765	3,401,418
[e,i] Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.934%, 12/24/39	United States	205,649	205,006
[i] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.737%, 11/25/35	United States	6,588,144	6,209,545
[i] Structured Asset Mortgage Investments Trust, 2003-AR2, A1, FRN, 1.166%, 12/19/33	United States	6,159,508	5,941,091
[i] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 1.928%, 2/25/35	United States	4,233,060	4,082,617
[i] Thornburg Mortgage Securities Trust,
2005-1, A3, FRN, 2.289%, 4/25/45	United States	5,938,049	5,881,210
2005-2, A1, FRN, 2.29%, 7/25/45	United States	3,330,888	3,231,142
[e,i] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.522%, 4/15/24	United States	2,740,000	2,650,594
2013-2A, B, 144A, FRN, 3.299%, 4/25/25	United States	10,770,000	10,251,640
[e,i] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.554%, 8/01/22	United States	8,412,175	8,311,566
			289,939,920
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $579,943,440)			575,511,484
Mortgage-Backed Securities 2.7%
[i] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.688%, 1/01/33	United States	98,529	102,828
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	452,563	469,262
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	579,660	608,361
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	49,228	50,709
[k] FHLMC Gold 30 Year, 3.50%, 2/01/46	United States	16,191,000	16,916,749

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)
[k] FHLMC Gold 30 Year, 4.00%, 2/01/46	United States	8,750,000	9,338,917
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	302,380	329,404
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	2,341,884	2,580,104
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	1,574,630	1,761,180
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	533,816	603,380
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	346,610	406,509
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	47,033	51,150
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	9,473	11,032
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	251	261
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	146	170
			33,127,188
[i] Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 2.455% - 2.519%, 4/01/20 – 12/01/34	United States	317,269	333,703
Federal National Mortgage Association (FNMA) Fixed Rate 1.9%
FNMA 15 Year, 2.50%, 7/01/27	United States	533,064	548,360
FNMA 15 Year, 4.50%, 3/01/20	United States	80,812	84,291
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	84,393	87,479
FNMA 15 Year, 5.50%, 3/01/16 - 4/01/22	United States	414,113	428,529
FNMA 15 Year, 6.00%, 7/01/16 - 10/01/16	United States	2,108	2,117
[k] FNMA 30 Year, 3.50%, 2/01/46	United States	40,015,000	41,889,139
[k] FNMA 30 Year, 4.00%, 2/01/46	United States	44,000,000	46,988,908
[k] FNMA 30 Year, 4.50%, 3/01/28 - 2/01/46	United States	36,308,156	39,477,412
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	2,638,636	2,920,640
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	2,273,896	2,562,743
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	4,107,811	4,669,543
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	749,176	863,923
FNMA 30 Year, 7.50%, 10/01/29	United States	10,254	12,682
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	4,912	5,932
FNMA 30 Year, 8.50%, 7/01/25	United States	532	551
			140,542,249
Government National Mortgage Association (GNMA) Fixed Rate 0.3%
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	267,555	299,508
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	737,395	836,055
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	63,884	73,410
GNMA I SF 30 Year, 6.50%, 12/15/28 - 3/15/32	United States	54,190	62,126
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	25,916	28,579
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	3,500	3,942
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	4,928	5,559
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	83	93
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	313	315
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	538	541
[k] GNMA II SF 30 Year, 3.50%, 2/01/46	United States	21,475,000	22,641,026
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	399,715	443,514
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	196,249	219,741
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	173,933	197,524
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	95,566	111,968
GNMA II SF 30 Year, 7.50%, 4/20/32	United States	19,829	21,645
			24,945,546
Total Mortgage-Backed Securities (Cost $195,711,127)			199,051,514
Municipal Bonds 1.8%
Illinois State GO, Build America Bonds, 7.35%, 7/01/35	United States	8,000,000	8,890,240
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	10,000,000	11,453,100
4/01/43	United States	13,000,000	14,843,660
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	5,200,000	5,580,588
New York City HDC Revenue, Series B1, 5.00%, 7/01/33	United States	3,500,000	4,083,380
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	22,685,000	26,148,546
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred
Ninety-First Series, 4.823%, 6/01/45	United States	24,150,000	25,036,788
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000	18,694,500

Franklin Strategic Series
Statement of Investments, January 31, 2016 (unaudited) (continued)
Series XX, 5.25%, 7/01/40	United States	15,000,000		9,037,500
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	United States	5,000,000		1,887,500
6.50%, 8/01/44	United States	16,800,000		6,573,000
Total Municipal Bonds (Cost $144,150,994)				132,228,802
		Shares
Escrows and Litigation Trusts 0.0%
[a,g] Comfort Co. Inc., Escrow Account	United States	63,156		—
[a,g] NewPage Corp., LitigationTrust	United States	14,000,000		—
Total Escrows and Litigation Trusts (Cost $—)				—
Total Investments before Short Term Investments (Cost $7,716,291,169)				6,905,927,976
		Principal Amount*
Short Term Investments 8.3%
Foreign Government and Agency Securities (Cost $46,630,811) 0.6%
Korea Monetary Stabilization Bond, senior note, 2.79%, 6/02/16	South Korea	53,000,000,000	KRW	44,062,197
Total Investments before Money Market Funds (Cost $7,762,921,980)				6,949,990,173
		Shares
Money Market Funds (Cost $580,937,686) 7.7%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	United States	580,937,686		580,937,686
Total Investments (Cost $8,343,859,666) 100.4%				7,530,927,859
Other Assets, less Liabilities (0.4)%				(32,074,990)
Net Assets 100.0%				$7,498,852,869

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At January 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
c The security is owned by FT Holdings Corporation II, a wholly-owned subsidiary of the Fund. See Note 10.
d See Note 9 regarding investments in affiliated management investment companies.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2016, the aggregate value of these securities was $1,501,278,701, representing 19.93% of net assets.
f Perpetual security with no stated maturity date.
g Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2016, the aggregate value of these securities was $740,002, representing 0.01% of net assets.
h Defaulted security or security for which income has been deemed uncollectible.
i The coupon rate shown represents the rate at period end.
j Income may be received in additional securities and/or cash.
k A portion or all of the security purchased on a delayed delivery or to-be-announced (TBA) basis.
l Principal amount is stated in 100 Mexican Peso Units.
m Security is linked to the Ukrainian GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on the growth of the Ukrainian GDP and principal “notional” value of this GDP linked security.
n Principal amount of security is adjusted for inflation.
o Principal amount is stated in 1,000 Brazilian Real Units.
p Redemption price at maturity is adjusted for inflation.

At January 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	DBAB	Sell	27,298,850	$18,993,175	2/22/16	$-	$(310,350)

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)

Chilean Peso	DBAB	Buy	9,592,750,000	13,733,357	2/22/16	-	(319,925)
Chilean Peso	JPHQ	Buy	937,202,000	1,341,255	2/22/16	-	(30,776)
Chilean Peso	MSCO	Buy	881,530,000	1,259,239	2/22/16	-	(26,605)
Euro	BZWS	Sell	667,313	756,933	2/22/16	33,572	-
Euro	DBAB	Buy	22,235,000	24,316,196	2/22/16	-	(213,671)
Euro	DBAB	Sell	169,823,091	191,777,690	2/22/16	7,691,103	-
Euro	GSCO	Sell	800,000	907,680	2/22/16	40,488	-
Euro	HSBC	Sell	711,759	807,718	2/22/16	36,178	-
Euro	JPHQ	Sell	25,270,184	28,296,546	2/22/16	903,911	-
Japanese Yen	DBAB	Sell	18,784,663,000	156,482,504	2/22/16	1,658,760	(408,473)
Japanese Yen	HSBC	Sell	847,900,000	7,015,739	2/22/16	59,307	(50,422)
Japanese Yen	JPHQ	Sell	2,253,960,000	18,695,531	2/22/16	174,368	(105,054)
Singapore Dollar	DBAB	Buy	26,357,820	18,644,564	2/22/16	-	(146,420)
Singapore Dollar	DBAB	Sell	26,357,820	18,738,675	2/22/16	240,531	-
Singapore Dollar	HSBC	Buy	3,182,000	2,249,797	2/22/16	-	(16,642)
Singapore Dollar	HSBC	Sell	3,182,000	2,265,575	2/22/16	32,420	-
Singapore Dollar	JPHQ	Buy	18,544,500	13,176,425	2/22/16	-	(161,736)
Singapore Dollar	JPHQ	Sell	18,544,500	13,243,234	2/22/16	228,545	-
British Pound	DBAB	Sell	9,013,451	13,920,374	4/28/16	1,073,755	-
Chilean Peso	CITI	Buy	1,510,671,000	2,179,900	4/28/16	-	(82,707)
Chilean Peso	DBAB	Buy	3,025,000,000	4,374,548	4/28/16	-	(175,084)
Chilean Peso	JPHQ	Buy	9,080,770,800	13,110,187	4/28/16	-	(503,783)
Euro	BZWS	Sell	14,703,865	16,885,183	4/28/16	915,256	-
Euro	CITI	Sell	4,494,237	5,157,191	4/28/16	275,982	-
Euro	DBAB	Sell	14,479,799	16,630,049	4/28/16	903,481	-
Euro	GSCO	Sell	9,398,000	10,787,494	4/28/16	580,288	-
Euro	JPHQ	Sell	19,141,245	21,982,571	4/28/16	1,193,188	-
Japanese Yen	BZWS	Sell	190,148,000	1,600,842	4/28/16	26,478	-
Japanese Yen	CITI	Sell	100,563,000	846,162	4/28/16	13,533	-
Japanese Yen	DBAB	Sell	5,554,349,000	46,749,844	4/28/16	761,644	-
Japanese Yen	HSBC	Sell	467,487,000	3,935,838	4/28/16	65,198	-
Japanese Yen	JPHQ	Sell	1,733,630,500	14,593,464	4/28/16	239,568	-
Malaysian Ringgit	JPHQ	Buy	2,290,000	541,115	4/28/16	9,141	-
Chilean Peso	DBAB	Buy	2,000,000,000	2,787,845	6/16/16	-	(26,160)
Indian Rupee	DBAB	Buy	1,472,000,000	21,417,140	6/16/16	-	(194,781)
Japanese Yen	BZWS	Sell	386,912,500	3,202,123	6/16/16	-	(6,735)
Japanese Yen	DBAB	Sell	12,762,115,000	105,629,159	6/16/16	-	(213,409)
Japanese Yen	JPHQ	Sell	2,136,360,000	17,679,977	6/16/16	-	(37,919)
Japanese Yen	MSCO	Sell	39,600,000	327,722	6/16/16	-	(700)
Malaysian Ringgit	DBAB	Buy	706,000	164,973	6/16/16	4,340	-
Malaysian Ringgit	HSBC	Buy	1,130,000	263,914	6/16/16	7,082	-
Australian Dollar	DBAB	Sell	61,141,304	42,505,435	8/18/16	-	(382,097)
Chilean Peso	BZWS	Buy	2,082,200,000	2,823,513	8/18/16	33,277	-
Chilean Peso	DBAB	Buy	5,456,000,000	7,419,092	8/18/16	66,571	-
Euro	BZWS	Sell	23,056,204	25,221,781	8/18/16	80,903	-
Euro	DBAB	Sell	19,285,142	21,108,552	8/18/16	79,704	-
Euro	JPHQ	Sell	10,916,222	11,941,092	8/18/16	37,857	-
Euro	MSCO	Sell	2,920,000	3,195,794	8/18/16	11,776	-
Indian Rupee	CITI	Buy	116,369,000	1,688,955	8/18/16	-	(27,689)
Indian Rupee	DBAB	Buy	2,529,734,000	36,903,487	8/18/16	-	(789,383)

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)

Indian Rupee	HSBC	Buy	1,380,831,000	20,035,273	8/18/16	-	(322,736)
Indian Rupee	JPHQ	Buy	273,412,000	3,971,703	8/18/16	-	(68,515)
Japanese Yen	BZWS	Sell	1,046,497,000	8,924,586	8/18/16	225,820	-
Japanese Yen	CITI	Sell	1,022,550,000	8,721,272	8/18/16	221,560	-
Japanese Yen	DBAB	Sell	8,791,435,000	75,179,152	8/18/16	2,102,366	-
Japanese Yen	GSCO	Sell	755,750,000	6,445,629	8/18/16	163,631	-
Japanese Yen	HSBC	Sell	1,157,280,000	9,870,192	8/18/16	250,567	-
Japanese Yen	JPHQ	Sell	1,197,711,000	10,211,666	8/18/16	255,968	-
Australian Dollar	DBAB	Sell	19,450,000	13,994,275	10/20/16	386,860	-
Total Forward Exchange Contracts						$21,084,977	$(4,621,772)
Net unrealized appreciation (depreciation)						$16,463,205

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2016, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

					Unamortized
	Periodic				Upfront
	Payment	Counterpartya/	Notional		Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[b]	Expiration Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
OTC Swap Contracts
Contracts to Sell Protection[d]
Traded Index
MCDX.NA.25	1.00%	CITI	$105,000,000	12/20/20	$(181,977)	$-	$(48,767)	$(230,745)	Non Investment
									Grade
Net unrealized appreciation (depreciation)							$(48,767)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. At January 31, 2016, no collateral had been exchanged w ith the counterparties.
bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index sw aps.

ABBREVIATIONS

Counterparty

BZWS	-	Barclays Bank PLC
CITI	-	Citigroup, Inc.
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBC	-	HSBC Bank USA, N.A.
JPHQ	-	JP Morgan Chase & Co.
MSCO	-	Morgan Stanley

Currency

Franklin Strategic Series

Statement of Investments, January 31, 2016 (unaudited) (continued)

BRL	-	Brazilian Real
EUR	-	Euro
GBP	-	British Pound
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
PLN	-	Polish Zloty
UYU	-	Uruguayan Peso

Selected Portfolio

CDO	-	Collateralized Debt Obligation
CLO	-	Collateralized Loan Obligation
EDA	-	Economic Development Authority
ETF	-	Exchange Traded Fund
FICO	-	Financing Corp.
FRN	-	Floating Rate Note
GO	-	General Obligation
HDC	-	Housing Development Corp.
PIK	-	Payment-In-Kind
SF	-	Single Family

Franklin Strategic Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of ten separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Effective August 3, 2015, the Trust began offering shares of Franklin Flexible Alpha Bond Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At January 31, 2016, the Funds received U.S. Government Agency Securities as collateral for derivatives, as follows:

Franklin Strategic Income Fund $711,570

Certain or all Funds entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Certain options on futures contracts require initial margins to be pledged by the Funds. Any premium paid or received for such contracts is amortized over the life of the contract and included in the daily change in fair value which is accounted as a variation margin payable or receivable. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Flexible Alpha Bond Fund– Futures, forwards, swaps and options
Franklin Global Government Bond Fund – Forwards
Franklin Strategic Income Fund – Forwards and swaps

4. MORTGAGE DOLLAR ROLLS

Franklin Strategic Income Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At January 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin		Franklin	Franklin Global
	Biotechnology	Flex Cap	Franklin Flexible	Focused Core	Government
	Discovery Fund	Growth Fund	Alpha Bond Fund	Equity Fund	Bond Fund

Cost of investments	$1,027,658,189	$2,103,317,887	$10,390,763	$198,981,369	$12,878,181

Unrealized appreciation	$480,906,502	$818,834,711	$80,742	$14,601,963	$139,011
Unrealized depreciation	(178,986,038)	(111,159,054)	(177,123)	(34,667,126)	(741,858)
Net unrealized appreciation (depreciation)	$301,920,464	$707,675,657	$(96,381)	$(20,065,163)	$(602,847)

	Franklin Growth	Franklin Natural	Franklin	Franklin	Franklin
	Opportunities	Resources	Small Cap	Small-Mid Cap	Strategic
	Fund	Fund	Growth Fund	Growth Fund	Income Fund

Cost of investments	$961,098,132	$680,880,837	$3,064,682,210	$3,030,888,575	$8,372,953,141

Unrealized appreciation	$301,049,192	$57,151,120	$263,935,091	$762,475,829	$168,440,109
Unrealized depreciation	(52,964,864)	(243,638,885)	(506,591,303)	(401,997,951)	(1,010,465,391)
Net unrealized appreciation (depreciation)	$248,084,328	$(186,487,765)	$(242,656,212)	$360,477,878	$(842,025,282)

6. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. RESTRICTED SECURITIES

At January 31, 2016, certain or all Funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal		Acquisition
Amount/Shares	Issuer	Dates	Cost	Value
Franklin Biotechnology Discovery Fund
1,192,774	Acerta Pharma BV, 8.00%, cvt. pfd., B, 144A	5/06/15	$13,716,901	$28,857,855
1,600,000	BiopharmX Corp., 144A	12/10/15	2,288,000	2,530,880
80,195	Intarcia Therapeutics Inc., DD	3/26/14	2,597,516	2,870,981
	Total Restricted Securities (Value is 2.77% of Net Assets)		$18,602,417	$34,259,716

Franklin Growth Opportunities Fund
395,765	Acerta Pharma BV, 8.00%, cvt. pfd., B, 144A	5/06/15	$4,551,298	$9,575,099
268,600	Tanium Inc., pfd., G	9/14/15	4,000,233	4,000,233
	Total Restricted Securities (Value is 1.13% of Net Assets)		$8,551,531	$13,575,332

Franklin Natural Resources Fund
199,375	Energy Coal Resources, 144A	11/16/05 - 5/05/06	$741,939	$-
29,847	Energy Coal Resources, 144A, pfd.	3/17/09	2,376,164	-
	Total Restricted Securities (Value is 0.00% of Net Assets)		$3,118,103	$-

Franklin Small Cap Growth Fund
825,201	DraftKings Inc., pfd., D	8/07/15	$4,444,442	$2,222,221
2,029,318	DraftKings Inc., pfd., D-1	8/07/15	15,555,554	7,777,777
5,000,000	DraftKings Inc., cvt., E, 5.00%, 12/23/16	12/23/15	5,000,000	5,000,000
	Total Restricted Securities (Value is 0.58% of Net Assets)		$24,999,996	$14,999,998

Franklin Small-Mid Cap Growth Fund
660,161	DraftKings Inc., pfd., D	8/07/15	$3,555,555	$1,777,778
1,623,455	DraftKings Inc., pfd., D-1	8/07/15	12,444,448	6,222,224
5,000,000	DraftKings Inc., cvt., E, 5.00%, 12/23/16	12/23/15	5,000,000	5,000,000
	Total Restricted Securities (Value is 0.39% of Net Assets)		$21,000,003	$13,000,002

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for certain or all Funds for the nine months ended January 31, 2016, were as shown below.

	Number of				Number of
	Shares/Warrants				Shares/Warrants	Value at
	Held at Beginning	Gross	Gross		Held at End of	End of		Investment	Realized
Name of Issuer	of Period	Additions	Reductions		Period	Period		Income	Gain (Loss)
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
ARCA biopharma Inc.	-	3,346,547	(2,868,470	) [a]	478,077	$1,811,912		$-	$-
ARCA biopharma Inc., w ts., 6/16/22	-	1,338,619	-		1,338,619	155,236		-	-
BiopharmX Corp., 144A	-	1,600,000	-		1,600,000	2,530,880		-	-
Heat Biologics Inc.	624,200	-	-		624,200	1,529,290		-	-
Heron Therapeutics Inc.	1,664,710	33,200	(220,429)		1,477,481	-	b	-	3,776,802
Heron Therapeutics Inc., w ts.,144A, 7/01/16	278,594	-	-		278,594	-	b	-	-
Total Affiliated Securities (Value is 0.49% of Net Assets)						$6,027,318		$-	$3,776,802

Franklin Small Cap Growth Fund
Non-Controlled Affiliates
2U Inc.	1,401,923	1,372,700	(47,000)		2,727,623	$55,070,708		$-	$(300,116)
Alarm.com Holdings Inc.	-	2,294,424	-		2,294,424	37,054,948		-	-
Aratana Therapeutics Inc.	2,013,519	688,700	(5,200)		2,697,019	9,088,954		-	(17,219)
Astronics Corp.	749,660	533,084 [a]	(169,262)		1,113,482	35,898,660		-	2,194,623
Bazaarvoice Inc.	4,314,900	409,900	-		4,724,800	17,103,776		-	-
Callidus Softw are Inc.	2,907,900	257,900	(621,200)		2,544,600	-	b	-	2,133,225
Callon Petroleum Co.	4,435,282	596,600	(1,676,600)		3,355,282	-	b	-	(230,586)
Houlihan Lokey Inc.	-	827,300	-		827,300	19,979,295		124,095	-
Potbelly Corp.	1,640,851	61,700	(1,235,500)		467,051	-	b	-	(8,109,274)
Revance Therapeutics Inc.	1,344,100	138,800	(334,400)		1,148,500	-	b	-	1,198,327
Lattice Semiconductor Corp.	7,451,500	2,044,600	(1,010,600)		8,485,500	41,239,530		-	(1,149,384)
M/I Homes Inc.	1,280,400	301,500	(196,200)		1,385,700	24,831,744		-	(487,913)
Nanometrics Inc.	2,431,800	162,900	(379,700)		2,215,000	31,297,950		-	(1,522,193)
Pure Storage Inc., A	-	1,652,900	-		1,652,900	21,504,229		-	-
Rex Energy Corp.	5,509,700	1,147,400	(3,563,161)		3,093,939	2,299,415		-	(39,427,564)
Sportsman's Warehouse Holdings Inc.	2,356,900	615,900	-		2,972,800	38,973,408		-	-
The Habit Restaurants Inc., A	-	967,900	-		967,900	19,870,987		-	-
The KEYW Holding Corp.	3,081,560	769,900	-		3,851,460	18,101,862		-	-
The Spectranetics Corp.	1,411,600	865,000	-		2,276,600	27,433,030		-	-
Tile Shop Holdings Inc.	2,625,700	377,100	(475,400)		2,527,400	- b		-	(3,931,239)
US Ecology Inc.	1,024,990	190,900	(11,700)		1,204,190	40,906,334		625,261	(56,251)
Zoe's Kitchen Inc.	1,025,400	164,900	(72,800)		1,117,500	31,044,150		-	607,445
Total Affiliated Securities (Value is 15.82% of Net Assets)						$471,698,980		$749,356	$(49,098,119)

aGross addition/reduction w as the result of various corporate actions.
bAs of January 31, 2016, no longer an affiliate.

9. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Funds invest in affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to May 1, 2013, the waiver was accounted for as a reduction to management fees.

									% of Affiliated Fund
	Number of Shares				Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross		Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions		Reductions	Period	Period	Income	Gain (Loss)	Period
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	201,682,174	625,071,129		(730,715,218)	96,038,085	$96,038,085	$-	$-	0.57%

Franklin Flex Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	92,368,597	1,243,754,687		(1,239,952,092)	96,171,192	$96,171,192	$-	$-	0.57%

Franklin Flexible Alpha Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	11,794,995		(10,261,359)	1,533,636	$1,533,636	$-	$-	0.01%

Franklin Focused Core Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	8,816,207	59,663,403		(67,449,810)	1,029,800	$1,029,800	$-	$-	0.01%

Franklin Global Government Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	221,129	2,781,074		(1,397,381)	1,604,822	$1,604,822	$-	$-	0.01%

Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	31,128,570	280,814,225		(280,372,507)	31,570,288	$31,570,288	$-	$-	0.19%

Franklin Natural Resources Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	59,323,631	196,673,517		(237,834,845)	18,162,303	$18,162,303	$-	$-	0.11%

Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	403,720,936	1,167,460,316		(1,312,772,962)	258,408,290	$258,408,290	$-	$-	1.52%

Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	190,809,825	1,045,811,579		(1,026,487,428)	210,133,976	$210,133,976	$-	$-	1.24%

Franklin Strategic Income Fund
Controlled Affiliates
Franklin Low er Tier Floating Rate Fund	-	38,120,329	a	-	38,120,329	$343,845,367	$6,284,840	$-	85.82%
Franklin Middle Tier Floating Rate Fund	-	29,318,383	b	-	29,318,383	278,524,639	2,911,423	-	80.55%
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	1,030,461,214	1,198,603,325		(1,648,126,853)	580,937,686	580,937,686	-	-	3.42%
Total						$1,203,307,692	$9,196,263	$-

aThe Fund purchased shares of the affiliate through an in-kind transfer of securities. The securities transferred had a market value of $374,291,707 and a cost basis of $415,862,743 on the date of the transfer.
bThe Fund purchased shares of the affiliate through an in-kind transfer of securities. The securities transferred had a market value of $290,085,114 and a cost basis of $308,052,151 on the date of the transfer.

10. INVESTMENTS IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)

Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2016, FT Subsidiary’s investment, Turtle Bay Resort as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Statement of Investments.

11. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Biotechnology	$1,001,640,098	$4,844,754	$8,558,169	$1,015,043,021
Pharmaceuticals	151,674,780	-	31,388,735	183,063,515
Other Equity Investments[b]	35,434,032	-	-	35,434,032
Short Term Investments	96,038,085	-	-	96,038,085
Total Investments in Securities	$1,284,786,995	$4,844,754	$39,946,904	$1,329,578,653

Franklin Flex Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments[b]	$2,714,822,352	$-	$-	$2,714,822,352
Short Term Investments	96,171,192	-	-	96,171,192
Total Investments in Securities	$2,810,993,544	$-	$-	$2,810,993,544

Franklin Flexible Alpha Bond Fund
Assets:
Investments in Securities:
Equity Investments[a]	$261,724	$-	$-	$261,724
Corporate Bonds	-	4,042,847	-	4,042,847
Foreign Government and Agency Securities	-	192,427	-	192,427
U.S. Government and Agency Securities	-	764,552	-	764,552
Asset-Backed Securities and
Commercial Mortgage-Backed
Securities	-	2,935,357	-	2,935,357
Municipal Bonds	-	513,095	-	513,095
Options Purchased	11,213	39,531	-	50,744
Short Term Investments	1,533,636	-	-	1,533,636
Total Investments in Securities	$1,806,573	$8,487,809	$-	$10,294,382

Other Financial Instruments:
Futures Contracts	$7,699	$-	$-	$7,699
Forw ard Exchange Contracts	-	13,178	-	13,178
Sw ap Contracts	-	24,428	-	24,428
Total Other Financial Instruments	$7,699	$37,606	$-	$45,305

Liabilities:
Other Financial Instruments:
Options Written	$-	$9,570	$-	$9,570
Futures Contracts	58,361	-	-	58,361
Forw ard Exchange Contracts	-	7,351	-	7,351
Sw ap Contracts	-	40,462	-	40,462
Total Other Financial Instruments	$58,361	$57,383	$-	$115,744

Franklin Focused Core Equity Fund
Assets:
Investments in Securities:
Equity Investments[b]	$177,886,406	$-	$-	$177,886,406
Short Term Investments	1,029,800	-	-	1,029,800
Total Investments in Securities	$178,916,206	$-	$-	$178,916,206

Franklin Global Government Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$-	$7,126,113	$-		$7,126,113
U.S. Government and Agency Securities	-	3,544,399	-		3,544,399
Short Term Investments	1,604,822	-	-		1,604,822
Total Investments in Securities	$1,604,822	$10,670,512	$-		$12,275,334

Other Financial Instruments:
Forward Exchange Contracts	$-	$23,989	$-		$23,989

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$36,240	$-		$36,240

Franklin Grow th Opportunities Fund
Assets:
Investments in Securities:
Equity Investments[a]
Health Care	$219,771,658	$-	$9,575,099		$229,346,757
Information Technology	416,755,544	-	4,000,233		$420,755,777
Other Equity Investments[b]	527,509,638	-	-		527,509,638
Short Term Investments	31,570,288	-	-		31,570,288
Total Investments in Securities	$1,195,607,128	$-	$13,575,332		$1,209,182,460

Franklin Natural Resources Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Oil & Gas Exploration & Production	$179,524,290	$1,292,481	$-		$180,816,771
Other Equity Investments[b]	293,340,629	-	-	c	293,340,629
Convertible Bonds	-	2,073,369	-		2,073,369
Short Term Investments	18,162,303	-	-		18,162,303
Total Investments in Securities	$491,027,222	$3,365,850	$-		$494,393,072

Franklin Small Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments[a]
Consumer Discretionary	$530,248,118	$-	$9,999,998		$540,248,116
Other Equity Investments[b]	2,018,369,592	-	-		2,018,369,592
Convertible Bonds	-	-	5,000,000		5,000,000
Short Term Investments	258,408,290	-	-		258,408,290
Total Investments in Securities	$2,807,026,000	$-	$14,999,998		$2,822,025,998

Franklin Small-Mid Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Discretionary	$593,099,814	$-	$8,000,002		$601,099,816
Other Equity Investments[b]	2,575,132,662	-	-		2,575,132,662
Convertible Bonds	-	-	5,000,000		5,000,000
Short Term Investments	210,133,976	-	-		210,133,976
Total Investments in Securities	$3,378,366,452	$-	$13,000,002		$3,391,366,454

Franklin Strategic Income Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$-	$20,785,274	$-		$20,785,274
Health Care Equipment & Services	-	1,223,110	-		1,223,110
Transportation	-	2,273,969	-		2,273,969
All Other Equity Investments[b]	753,182,006	-	-		753,182,006
Corporate Bonds	-	3,019,247,096	740,002		3,019,987,098
Senior Floating Rate Interests	-	817,792,359	-		817,792,359
Foreign Government and Agency Securities	-	1,074,719,102	-		1,074,719,102
U.S. Government and Agency Securities	-	309,173,258	-		309,173,258
Asset-Backed Securities and
Commercial Mortgage-Backed Securities	-	575,511,484	-		575,511,484
Mortgage-Backed Securities	-	199,051,514	-		199,051,514
Municipal Bonds	-	132,228,802	-		132,228,802
Escrows and Litigation Trusts	-	-	-	c	-
Short Term Investments	580,937,686	44,062,197	-		624,999,883
Total Investments in Securities	$1,334,119,692	$6,196,068,165	$740,002		$7,530,927,859

Other Financial Instruments:
Forward Exchange Contracts	$-	$21,084,977	$-		$21,084,977

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$4,621,772	$-		$4,621,772
Swap Contracts	-	48,767	-		48,767
Total Other Financial Instruments	$-	$4,670,539	$-		$4,670,539

aIncludes common, preferred and convertible preferred stocks and management investment companies as w ell as other equity interests.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at January 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended January 31, 2016, is as follows:

										Net Change in
										Unrealized
										Appreciation
	Balance at							Net Unrealized		(Depreciation)
	Beginning of			Transfers Into	Transfers Out	Cost Basis	Net Realized	Appreciation	Balance at End	on Assets Held
	Period	Purchases	Sales	Level 3	of Level 3[a]	Adjustments	Gain (Loss)	(Depreciation)	of Period	at Period End
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Biotechnology	$24,570,623	$-	$-	$-	$(11,049,839)	$-	$-	$(4,962,615)	$8,558,169	$1,214,165
Pharmaceuticals	-	25,299,247	-	-	(4,807,772)	-	-	10,897,260	31,388,735	15,383,834
Total Investments in Securities	$24,570,623	$25,299,247	$-	$-	$(15,857,611)	$-	$-	$5,934,645	$39,946,904	$16,597,999

Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Health Care	$-	$4,551,298	$-	$-	$-	$-	$-	$5,023,801	$9,575,099	$5,023,801
Information Technology	-	4,000,233	-	-	-	-	-	-	4,000,233	-
Total Investments in Securities	$-	$8,551,531	$-	$-	$-	$-	$-	$5,023,801	$13,575,332	$5,023,801

[a]The investments w ere transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities.
[b]Includes common and convertible preferred stocks as w ell as other equity investments.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2016, are as follows:

					Impact to Fair
	Fair Value at	Valuation			Value if Input
Description	End of Period	Technique	Unobservable Inputs	Amount/Range	Increases[a]
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Biotechnology	$8,049,923	Discounted Cash	Free Cash Flow	$13,743 (mil)	Increase[c]
		Flow Model	Cost of Equity	12.5%	Decrease
			Probability Rate	75%	Increase
		Market comparables	Discount for lack of marketability	10-35%	Decrease
Pharmaceutical	31,388,735	Probability Weighted
		Discounted Cash	Free Cash Flow [d]	$4,000 - $7,000 (mil)	Increase[c]
		Flow Model	Discount for lack of marketability	4% - 12.5%	Decrease
		Market comparables	Discount for lack of marketability	11%	Decrease
All Other Investments[e]	508,246
Total	$39,946,904

Franklin Growth Opportunities Fund
Assets:
Investments in Securities:[b]
Equity Investments:
Health Care	$9,575,099	Probability Weighted
		Discounted Cash	Free Cash Flow [d]	$4,000 - $7,000 (mil)	Increase
		Flow Model	Discount for lack of marketability	4% - 12.5%	Decrease
All Other Investments[e]	4,000,233
Total	$13,575,332

a Represents the directional change in the fair value of the Level 3 investments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Includes convertible preferred stocks.
c Represents a significant impact to fair value and net assets.
d Includes probability assumptions for various outcomes of contingent payments for clinical trials and regulatory approvals.
e Includes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.

12. SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 28, 2016